As filed with the Securities and Exchange Commission on April 30, 2004

Registration No. 333-104243

811-07368

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22  ☒

SEPARATE ACCOUNT VA-2LNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road Purchase NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (800) 525-6205

Frank A. Camp, Esq.

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:         Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2004 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2LNY

by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus – May 1, 2004

This flexible premium deferred annuity contract has many investment choices. There is a separate account that currently offers various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the contract and the underlying funds/portfolios. Please read them carefully. Transamerica will not accept premium payments for new contracts.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2004. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES FUND, INC. - INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio (Subadvised by Newton Capital Management Limited)

International Value Portfolio

Limited Term High Yield Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio (Subadvised by Jennison Associates LLC)

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS – SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Founders Discovery Portfolio (Subadvised by Founders Asset Management LLC)

Founders Growth Portfolio (Subadvised by Founders Asset Management LLC)

Founders International Equity Portfolio (Subadvised by Founders Asset Management LLC)

MidCap Stock Portfolio

Technology Growth Portfolio

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GLOSSARY OF TERMS

Account Value—On or before the annuity commencement date, the account value is equal to the owner’s:

•	premiums payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	any applicable service charges, premium taxes, transfer fees, and any other charges, if any.

Accumulation Unit—An accounting unit of measure used in calculating the account value in the separate account before the annuity commencement date.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than 10 days after the last day of the contract month following the month after the annuitant attains age 90, or 10 years from the contract date. The annuity commencement date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The account value less the surrender charge, service charge, and premium tax charge, if any.

Contract Year—A contract year begins on the date on which the contract becomes effective and on each contract anniversary.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account which Transamerica may offer into which premiums may be paid or amounts transferred.

Owner (you, your)—The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Separate Account—Separate Account VA-2LNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the contracts may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund/portfolio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Financial Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

This contract currently offers various subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds/portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you annuitize and begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.	PURCHASE PAYMENTS

You can add as little as $50 at any time during the accumulation phase. We will not accept premium payments for new contracts.

3.	INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Transamerica Equity – Initial Class

Appreciation Portfolio – Service Class

Balanced Portfolio – Service Class

Developing Leaders Portfolio – Service Class

Disciplined Stock Portfolio – Service Class

Growth and Income Portfolio – Service Class

International Equity Portfolio – Service Class

International Value Portfolio – Service Class

Limited Term High Yield Portfolio – Service Class

Quality Bond Portfolio – Service Class

Small Company Stock Portfolio – Service Class

Special Value Portfolio – Service Class

Money Market Portfolio

Stock Index Fund, Inc. – Service Class

Socially Responsible Growth Fund, Inc. – Service Class

Core Bond Portfolio – Service Class

Core Value Portfolio – Service Class

Emerging Leaders Portfolio – Service Class

Founders Discovery Portfolio – Service Class

Founders Growth Portfolio – Service Class

Founders International Equity Portfolio – Service Class

MidCap Stock Portfolio – Service Class

Technology Growth Portfolio – Service Class

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Contract owners who purchased the contract after January 22, 2001, may only invest in the Service Class subaccounts, with the exception of the Money Market subaccount and the Transamerica Equity subaccount. The Initial Class subaccounts (other than the Money Market subaccount and Transamerica Equity subaccount) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific coverage and expenses.

No deductions are made from premium payments at the time you buy the contract so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.45% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the account value on each contract anniversary. The charge is waived if either the account value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges once each contract year, take out up to the greater of:

•	10% of your premium payments less surrenders deemed to be from premium payments; or

•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

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The gains in the contract are the amount equal to the account value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium payments.

Access to amounts held in qualified contracts may be restricted or prohibited.

You cannot take money out during the income phase, although you will be receiving annuity payments.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

The contract generally offers a choice of one of the following guaranteed minimum death benefits:

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified contracts, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This contract has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.

These features may not be suitable for your particular situation.

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11.	OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund within 20 days after you receive it. The amount of the refund will generally be premium payments paid and accumulated gains or losses in the variable account. We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract within the applicable time period. The contract will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.

Old Contracts. See Appendix C for information on how older contracts have different features and requirements, and sometimes different (and higher) fees and deductions.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information, please contact us at:

Transamerica Financial Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

1-800-525-6205

You may check your contract at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your contract. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:
Sales Load On Premium Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	7%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 -$30 Per Contract
Separate Account Annual Expenses (as a percentage of average account value):
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Annual Step-Up Death Benefit(6)	0.15%
Total Variable Account Annual Expenses with Highest Optional Separate Account Expenses(7)	1.45%

The next items shows the minimum and maximum total operating expenses charged by the underlying funds/portfolios for the year ended December 31, 2003 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in the future years. More detail concerning each fund’s/portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(8):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.52%	2.66%

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios, and the highest combination of optional variable account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$1120	$1826	$2607	$4361
If the contract is annuitized at the end of the applicable time period or if you do not surrender your contract.	$420	$1271	$2137	$4361

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

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(2)	The surrender charge, if any is imposed, applies to each contract, regardless of how the account value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. We may waive the service charge in certain instances.

(3)	The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the separate account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each variable account’s account value as a percentage of the contract’s total account value. The service charge is deducted on each contract anniversary and at the time of surrender.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit.”

(6)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk fee of (1.15%).

(7)	The Annual Step-Up Death Benefit fee is included herein. The mortality and expense risk fee and the administrative charge are applicable during the income phase of the contract.

(8)	The fee table information relating to the underlying funds/portfolios is for the year 2003 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

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1.	THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract issued by Transamerica Financial Life Insurance Company. Contracts may have different features than those described in this prospectus (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you - owner, and an insurance company (in this case, Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date.

The contract is a deferred annuity because until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The contract is a flexible premium deferred variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The contract also contains a fixed account. The fixed account offers interest rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE PAYMENTS

Contract Issue Requirements

Transamerica will not accept premium payments for new contracts.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your contract as of the business day we receive your premium payment and required information.

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Transamerica Annuity Service Center. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0 – 90 require prior approval by Transamerica.

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Allocation of Premium Payments

When you add additional premium payments to the contract, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payments.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received on or after the date we receive the change request.

Transamerica reserves the right to restrict or refuse any premium payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the contract.

The subaccounts invest in shares of the various underlying funds/portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this contract are listed below. The following investment choices are currently offered through this contract:

AEGON/TRANSAMERICA SERIES FUND,

INC. - INITIAL CLASS

Managed by Transamerica Investment

Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio (Subadvised by Newton Capital Management Limited)

International Value Portfolio

Limited Term High Yield Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio (Subadvised by Jennison Associates LLC)

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

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DREYFUS INVESTMENT PORTFOLIOS – SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Founders Discovery Portfolio (Subadvised by Founders Asset Management LLC)

Founders Growth Portfolio (Subadvised by Founders Asset Management LLC)

Founders International Equity Portfolio (Subadvised by Founders Asset Management LLC)

MidCap Stock Portfolio

Technology Growth Portfolio

Contract owners who purchased a contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

The general public may not purchase shares of these underlying funds/portfolios. The names and investment objectives and policies may be similar to other portfolios and fund portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying funds/portfolios to be the same as those of other portfolios or fund.

More detailed information, including an explanation of the portfolio’s fees and investment objectives and risks, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. Any higher rate of interest is at our complete discretion, and you bear the risk that we will not credit more than 3% interest per year. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the

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fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited in the one year guaranteed period option may be made to any subaccount prior to the end of the guaranteed period on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Transfers of other amounts from the one year guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the account value in that guaranteed period option, less any previous transfer during the current contract year.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3% (the guaranteed minimum).

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Disruptive Trading and Market Timing

Statement of Policy. This contract was not designed for the use of programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at unit values that do not reflect an accurate value for the underlying fund portfolio’s investments (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as impeding a portfolio manager’s ability to sustain an investment objective, causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case, or causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative

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expenses. These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

Detection. We have developed policies and procedures with respect to market timing and other transfers and do not grant exceptions thereto. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. As described below, restrictions may take various forms, and may include permanent loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject or has rejected our purchase order, or because of a history of large or frequent transfers. We may impose other restrictions on transfers, such as requiring written transfer requests with an original signature conveyed only via U.S. Mail for all transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer. For all of these purposes, we may aggregate two or more contract that we believe are connected.

In addition to our internal policies and procedures, we will administer your contract to comply with state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time we are unable to purchase or redeem shares of any of the underlying fund portfolios.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or the annual service charge. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the

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mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is not indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific expenses.

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commission to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium payment surrendered)
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
more than 7	0%

For example, assume your account value is $100,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000—$10,000).

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Likewise, assume your account value is $80,000 (premium payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium payment is considered to be surrendered next.

Keep in mind that surrenders may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from earnings first. Under qualified contracts, surrenders are prorated between taxable and nontaxable amounts.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the mortality and expense risk fee is 0.15% higher at an annual rate of 1.30%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%. If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution-related expenses). This charge is at an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of the lesser of $30 (but no more than 2% of the account value) is charged on each contract anniversary. The service charge is waived if your account value or the sum of your premium payment(s), less all partial surrenders, is at least $50,000.

Premium Taxes

New York does not currently impose a premium tax. We will, however, deduct the total amount of premium taxes, if there is a premium tax imposed in the future, from the account value when:

•	you begin receiving annuity payments;

•	you surrender the contract; or

•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 18 free transfers per year before the annuity commencement date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of

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your 18 free transfers per year. All transfer requests made at the same time are treated as a single request. (We reserve the right to restrict transfers and/or eliminate the transfer privileges; see “Market Timing”.)

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying funds/portfolios. A list of these expenses is found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying funds/portfolios for more information.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven days from the date we receive all required information. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays, or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

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Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the contract month following the month in which the annuitant attains age 90, or 10 years from the contract date. The earliest annuity commencement date is 30 days after you purchase your contract.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The contract provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your account value (less any applicable premium tax charge) to provide these annuity payments. If the account value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

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Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Contract Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and
•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

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When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the account value.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the contract has not been paid;

THEN:

•	the remaining portion of such interest in the contract will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner:

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greater of:

•	the account value on the date we receive the required information; or

•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to contracts issued after May 1, 2002. For other contracts, see Appendix C. Please see your contract to determine your specific coverage.

After the contract is issued, you cannot make an election and the death benefit cannot be changed from the death benefit option selected on your contract application.

A. Annual Step-Up Death Benefit

On each contract anniversary before annuitant’s 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the account value on the current contract anniversary; or the previous stepped-up value, plus any subsequent premium payments, minus any subsequent adjusted partial surrenders.

This step-up process stops at the earlier of the annuitant’s death or 86th birthday. The then current step-up value becomes the final step-up value. The Annual Step-Up Death Benefit at the time of death is the final step-up value, plus any subsequent premium payments, minus any subsequent adjusted partial surrenders.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 71 or older on the contract date.

There is an extra charge for this death benefit (an extra 0.15% annually).

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B. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the contract application. The charges are lower for this option.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your contract.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contrct until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

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•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract. Other restrictions may apply including terms of the plan in which you participate. The contract may contain death benefit features that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Surrenders—Qualified Contracts

The information herein describing the taxation of nonqualified contracts does not apply to qualified contracts.

There are special rules that govern qualified contracts. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Surrenders— 403(b) Contracts

The Internal Revenue Code limits surrenders from certain 403(b) contracts. Surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified contracts generally are taxed in the same manner as surrenders from such contracts. Please refer to the SAI for further information applicable to distributions from 403(b) contracts.

Surrenders—Nonqualified Contracts

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified

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contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premium payments paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and fixed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

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If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

We have the right to modify the contract to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

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10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Payout Option. Under this option, you can receive up to the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium payments (less partial surrenders deemed to be from premium payments); and

(2)	is any gains in the contract.

This amount may be taken free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

If you request an additional surrender while Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your contract:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $250 per transfer is required. A minimum of $1,500 is required to start a 6-month program and $3,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

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THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a contract. An assignment may have tax consequences.

27

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company of New York was merged with and into AUSA Life Insurance Company, Inc. on or about April 1, 2003, and the name was changed to Transamerica Financial Life Insurance Company. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity contracts. Transamerica is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA-2LNY, under the laws of the State of New York on June 23, 1992. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account, are in accordance with the contracts, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds/portfolios. The underlying funds/portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying funds/portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this variable account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their variable accounts from the underlying funds/portfolios. See the underlying funds’/portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period

28

and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds/portfolios held in the variable account in accordance with instructions we receive from you and other owners that have voting interests in the funds/portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

We have entered into a distribution agreement with our affiliate, AFSG Securities Corporation (“AFSG”), for the distribution and sales of the contracts. Under the agreement, the contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with AFSG. We pay commissions to AFSG for sales of the contracts by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

Commissions of up to 7% of purchase payments plus an annual continuing fee based on account values will be paid to the selling firms. These commissions are not deducted from purchase payments.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or AFSG may pay selling firms additional amounts for: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or AFSG may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

29

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the contract owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Contract - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Contracts

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Auditors

Other Information

Financial Statements

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for contracts with the highest total variable account expenses and contracts with the lowest total variable account expenses available on December 31, 2003. Should the total variable account expenses applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Financial Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Total Variable Account Annual Expenses: 1.45%

For Service Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$0.996304	267,066.784
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.012701	9,548.919
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$0.968686	58,469.165
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$0.983529	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$0.971411	14,345.229
International Equity Portfolio – Service Class(1)
2003`	$1.000000	$1.126730	6,340.042
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.075381	68,633.092
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.097017	8,902.211
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.078138	128,576.777
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.089128	17,428.945
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.073475	32,697.186
Stock Index, Inc. – Service Class(1)
2003	$1.000000	$1.020708	3,614.505
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$0.933524	6,851.727

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Total Variable Account Annual Expenses: 1.45%

For Service Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.093401	201,420.869
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.005558	16,454.786
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.115011	55,624.417
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$0.948477	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$0.977150	0.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.008812	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.040589	62,722.235
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$1.045556	0.000

(1)	Sub-Account inception January 22, 2001.

Total Variable Account Annual Expenses: 1.45%

For Initial Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(2)a
2003	$1.000000	$1.089233	0.000
Money Market Portfolio(1)a
2003	$1.000000	$0.991945	4,023.013

(1)	Sub-Account inception January 4, 1993.

(2)	Sub-Account inception May 1, 1998.

[a]	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

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Total Variable Account Annual Expenses: 1.30%

For Service Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$0.998754	318,355.735
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.015191	0.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$0.971085	0.000
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$0.985974	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$0.973826	6,568.861
International Equity Portfolio – Service Class(1)
2003`	$1.000000	$1.129519	1,482.083
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.078034	26,386.926
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.099737	0.000
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.080807	171,437.548
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.091817	0.000
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.076125	22,128.464
Stock Index, Inc. – Service Class(1)
2003	$1.000000	$1.023219	33,551.240
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$0.935828	0.000
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.096127	109,071.299
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.008051	36,091.067
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.117755	37,739.588
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$0.950830	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$0.979568	0.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.011312	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.043162	25,149.696
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$1.048150	0.000

(1)	Sub-Account inception January 22, 2001.

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Total Variable Account Annual Expenses: 1.30%

For Initial Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(2)a
2003	$1.000000	$1.091940	0.000
Money Market Portfolio(1)a
2003	$1.000000	$0.994396	0.000

(1)	Sub-Account inception January 4, 1993.

(2)	Sub-Account inception May 1, 1998.

[a]	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

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APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Money Market Portfolio (the “Money Market Subaccount”). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance. An investment in the Money Market Subaccount is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. Although the subaccount seeks to preserve the value of your investment to $1.00 per share, it is possible to lose money by investing in the subaccount.

Money Market Subaccount. The yield of the Money Market Subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of an underlying fund subaccount (other than the Money Market Subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract. To the extent that a premium tax and/or surrender charge is applicable to a particular contract, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of Transamerica upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2003, and for the one and five year periods ended December 31, 2003 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee,

35

the administrative charges, including an administration charge of $30 per annum adjusted for average account size. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	24.37%	-4.08%	1.24%	May 1, 1998
Appreciation Portfolio – Service Class	13.41%	-2.14%	150.54%	April 5, 1993
Balanced Portfolio – Service Class	10.44%	-3.33%	3.05%	May 1, 1997
Developing Leaders Portfolio – Service Class	24.51%	4.67%	119.37%	January 4, 1993
Disciplined Stock Portfolio – Service Class	16.02%	-4.64%	6.06%	May 1, 1996
Growth and Income Portfolio – Service Class	19.24%	-2.36%	9.20%	December 15, 1994
International Equity Portfolio – Service Class	36.33%	0.22%	3.52%	December 15, 1994
International Value Portfolio – Service Class	29.71%	2.95%	4.45%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	23.38%	-2.40%	-0.60%	April 30, 1997
Quality Bond Portfolio – Service Class	-3.05%	3.87%	57.95%	January 4, 1993
Small Company Stock Portfolio – Service Class	36.36%	4.06%	5.39%	May 1, 1996
Special Value Portfolio – Service Class	24.88%	0.84%	35.61%	January 4, 1993
Stock Index Fund, Inc. – Service Class	21.03%	-3.28%	136.97%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	18.60%	-6.81%	90.01%	October 7, 1993
Core Bond Portfolio – Service Class	-0.75%	N/A	4.70%	May 1, 2000
Core Value Portfolio – Service Class	21.12%	3.14%	1.33%	May 1, 1998
Emerging Leaders Portfolio – Service Class	41.18%	N/A	10.90%	May 1, 2000
Founders Discovery Portfolio – Service Class	29.39%	N/A	-18.46%	May 1, 2000
Founders Growth Portfolio – Service Class	23.84%	N/A	-9.72%	May 3, 1999
Founders International Equity Portfolio – Service Class	29.33%	N/A	-7.76%	October 1, 1999
MidCap Stock Portfolio – Service Class	24.64%	3.83%	2.64%	May 1, 1998
Technology Growth Portfolio – Service Class	44.82%	N/A	-11.44%	October 1, 1999

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TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	24.58%	-3.93%	1.40%	1-May-98
Appreciation Portfolio – Service Class	13.59%	-1.99%	9.61%	5-Apr-93
Balanced Portfolio – Service Class	10.62%	-3.18%	3.21%	1-May-97
Developing Leaders Portfolio – Service Class	24.71%	4.84%	12.60%	4-Jan-93
Disciplined Stock Portfolio – Service Class	16.22%	-4.50%	6.22%	1-May-96
Growth and Income Portfolio – Service Class	19.44%	-2.20%	9.36%	15-Dec-94
International Equity Portfolio – Service Class	36.56%	0.38%	3.68%	15-Dec-94
International Value Portfolio – Service Class	29.92%	3.11%	4.61%	1-May-96
Limited Term High Yield Portfolio – Service Class	23.59%	-2.25%	-0.44%	30-Apr-97
Quality Bond Portfolio – Service Class	-2.89%	4.04%	5.60%	4-Jan-93
Small Company Stock Portfolio – Service Class	36.59%	4.22%	5.55%	1-May-96
Special Value Portfolio – Service Class	25.09%	1.00%	5.18%	4-Jan-93
Stock Index Fund, Inc. – Service Class	21.23%	-3.13%	9.03%	4-Jan-93
Socially Responsible Growth Fund, Inc. – Service Class	18.79%	-6.66%	7.27%	7-Oct-93
Core Bond Portfolio – Service Class	-0.59%	N/A	4.87%	1-May-00
Core Value Portfolio – Service Class	21.32%	3.31%	1.50%	1-May-98
Emerging Leaders Portfolio – Service Class	41.41%	N/A	11.08%	1-May-00
Founders Discovery Portfolio – Service Class	29.61%	N/A	-18.33%	1-May-00
Founders Growth Portfolio – Service Class	24.05%	N/A	-9.58%	3-May-99
Founders International Equity Portfolio – Service Class	29.54%	N/A	-7.62%	1-Oct-99
MidCap Stock Portfolio – Service Class	24.85%	4.00%	2.80%	1-May-98
Technology Growth Portfolio – Service Class	45.06%	N/A	-11.30%	1-Oct-99

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the Fee Table.)

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Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the contract except surrender charges.

TABLE 2 – A

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	29.35%	-3.21%	1.86%	1-May-98
Appreciation Portfolio – Service Class	19.10%	-1.33%	150.57%	5-Apr-93
Balanced Portfolio – Service Class	16.33%	-2.49%	3.37%	1-May-97
Developing Leaders Portfolio – Service Class	29.48%	5.18%	119.40%	4-Jan-93
Disciplined Stock Portfolio – Service Class	21.55%	-3.76%	6.09%	1-May-96
Growth and Income Portfolio – Service Class	24.56%	-1.54%	9.23%	15-Dec-94
International Equity Portfolio – Service Class	40.53%	0.96%	3.55%	15-Dec-94
International Value Portfolio – Service Class	34.34%	3.55%	4.49%	1-May-96
Limited Term High Yield Portfolio – Service Class	28.43%	-1.59%	-0.15%	30-Apr-97
Quality Bond Portfolio – Service Class	3.29%	4.42%	57.99%	4-Jan-93
Small Company Stock Portfolio – Service Class	40.56%	4.60%	5.42%	1-May-96
Special Value Portfolio – Service Class	29.83%	1.56%	35.64%	4-Jan-93
Stock Index Fund, Inc. – Service Class	26.23%	-2.44%	137.01%	4-Jan-93
Socially Responsible Growth Fund, Inc. – Service Class	23.96%	-5.84%	90.04%	7-Oct-93
Core Bond Portfolio – Service Class	5.58%	N/A	5.83%	1-May-00
Core Value Portfolio – Service Class	26.31%	3.74%	1.94%	1-May-98
Emerging Leaders Portfolio – Service Class	45.06%	N/A	11.56%	1-May-00
Founders Discovery Portfolio – Service Class	34.05%	N/A	-15.99%	1-May-00
Founders Growth Portfolio – Service Class	28.86%	N/A	-8.33%	3-May-99
Founders International Equity Portfolio – Service Class	33.98%	N/A	-6.38%	1-Oct-99
MidCap Stock Portfolio – Service Class	29.60%	4.38%	3.17%	1-May-98
Technology Growth Portfolio – Service Class	48.46%	N/A	-9.88%	1-Oct-99

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TABLE 2 – B

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	29.54%	-3.07%	2.01%	1-May-98
Appreciation Portfolio – Service Class	19.28%	-1.19%	9.64%	5-Apr-93
Balanced Portfolio – Service Class	16.50%	-2.35%	3.52%	1-May-97
Developing Leaders Portfolio – Service Class	29.67%	5.33%	12.63%	4-Jan-93
Disciplined Stock Portfolio – Service Class	21.73%	-3.61%	6.25%	1-May-96
Growth and Income Portfolio – Service Class	24.74%	-1.40%	9.40%	15-Dec-94
International Equity Portfolio – Service Class	40.74%	1.11%	3.71%	15-Dec-94
International Value Portfolio – Service Class	34.54%	3.71%	4.65%	1-May-96
Limited Term High Yield Portfolio – Service Class	28.62%	-1.44%	0.00%	30-Apr-97
Quality Bond Portfolio – Service Class	3.44%	4.58%	5.63%	4-Jan-93
Small Company Stock Portfolio – Service Class	40.77%	4.75%	5.58%	1-May-96
Special Value Portfolio – Service Class	30.02%	1.71%	5.21%	4-Jan-93
Stock Index Fund, Inc. – Service Class	26.41%	-2.29%	9.07%	4-Jan-93
Socially Responsible Growth Fund, Inc. – Service Class	24.14%	-5.70%	7.31%	7-Oct-93
Core Bond Portfolio – Service Class	5.74%	N/A	5.99%	1-May-00
Core Value Portfolio – Service Class	26.50%	3.89%	2.10%	1-May-98
Emerging Leaders Portfolio – Service Class	45.28%	N/A	11.73%	1-May-00
Founders Discovery Portfolio – Service Class	34.25%	N/A	-15.87%	1-May-00
Founders Growth Portfolio – Service Class	29.05%	N/A	-8.19%	3-May-99
Founders International Equity Portfolio – Service Class	34.18%	N/A	-6.25%	1-Oct-99
MidCap Stock Portfolio – Service Class	29.80%	4.54%	3.32%	1-May-98
Technology Growth Portfolio – Service Class	48.69%	N/A	-9.75%	1-Oct-99

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

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APPENDIX C

CONTRACT VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
FTCG-501-198 (Contract Form)	January 1998
AE 1142 0100 (endorsement - GMDB)	January 2000
AE 1143 0100 (endorsement – Initial Premium)	January 2000

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Product Feature	FTCG-501-198, AE 1142 0100 and AE 1143 0100
Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional premium payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity date?	No

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment option.

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DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

to the

Prospectus dated May 1, 2004

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the account value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Dreyfus/Transamerica Triple Advantage® Variable Annuity dated May 1, 2004

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2LNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Financial Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2004, by calling 1-800-525-6205, or by writing to the Service Office. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information. Transamerica Financial Life Insurance Company will not accept premium payments for new contracts.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the contract and the underlying fund portfolios.

Dated: May 1, 2004

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GLOSSARY OF TERMS

Account Value—On or before the annuity commencement date, the account value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	any applicable service charges, premium taxes, transfer fees, any other charges, if any.

Accumulation Unit—An accounting unit of measure used in calculating the account value in the separate account before the annuity commencement date.

Annuitant—The person whose life any annuity payments involving life contingencies will be based on.

Annuity Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than 10 days after the last day of the contract month following the month after the annuitant attains age 90, or 10 years from the contract date. The annuity date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the contract.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The account value less any applicable surrender charge, service charge, and premium tax charge, if any.

Code—The Internal Revenue Code of 1986, as amended.

Contract Year—A contract year begins on the date in which the contract become effective and on each anniversary thereof.

Excess Premium Surrenders—The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.

Fixed Account—A part of the general account of Transamerica. General account assets consist of all of the assets of Transamerica that are not in separate accounts.

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Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Contract—A contract other than a qualified contract.

Owner—The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a contract.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the contract.

Qualified Contract—A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA-2LNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the contracts may be allocated.

Service Charge—An annual charge on each contract anniversary for contract maintenance and related administrative expenses. This annual charge is the lesser of 2% of the account value or $30.

Service Office—Transamerica Financial Life Insurance Company, Attention Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Subaccount—A subdivision within the separate account the assets of which are invested in a specified underlying fund/portfolio.

Surrender Charge—A percentage of each premium payment in an amount from 7% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the contract. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the service office. For some transactions, Transamerica may accept an electronic notice. Such electronic notice must meet the requirements Transamerica establishes for such notices. Telephone instructions are not permitted.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

THE ANNUITY CONTRACT—GENERAL PROVISIONS

Owner

The contract belongs to the owner upon issuance of the contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Contract

The contract, any endorsements thereon, and the applications constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any

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underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a contract into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given contract year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (i) life income with level payments for 10 years certain, using the existing account value of the fixed account, or (ii) life income with variable payments for 10 years certain using the existing account value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

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Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the contract. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the contract by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2) where:

(1)	is the amount of the gross partial surrender;

(2)	is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

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The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

Example 1

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$5,000	surrender charge-free amount (assumes 10% free percentage is available)
$10,000	excess partial surrender — (amount subject to surrender charge)
$600	surrender charge on (excess partial surrender) = 0.06 * 10,000
$10,600	reduction in account value due to excess partial surrender = 10,000 + 600
$15,600	Total gross partial surrender
$23,400	Adjusted partial surrender = $15,600 * (75,000/50,000)
$51,600	New guaranteed minimum death benefit (after surrender) = 75,000 - 23,400
$34,400	New account value (after surrender) = 50,000 - 15,600

Summary:

Reduction in guaranteed minimum death benefit	= $	23,400
Reduction in account value	= $	15,600

Note, the guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes 10% free percentage is available)
$7,500	excess partial surrender—(amount subject to surrender charge)
$450	surrender charge on (excess partial surrender) = 0.06 * 7,500
$7,950	reduction in account value due to excess partial surrender = 7,500 + 450
$15,450	=total gross partial surrender
$15,450	adjusted partial surrender = $15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,450
$59,550	new account value (after surrender) = 75,000 - 15,450

Summary:

Reduction in the guaranteed minimum death benefit	= $	15,450
Reduction in account value	= $	15,450

Note, the guaranteed minimum death benefit and account value are reduced by the same amount since the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a

9

court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, the death benefit must (1) be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

If an owner is not the annuitant, and dies prior to the annuity commencement date, new owner may surrender the contract at any time for the amount of the adjusted account value. If the new owner is not the deceased owner’s spouse, however, the adjusted account value must be distributed: (1) within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the contract as a new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary .) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified contracts.

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Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other

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circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

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Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

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Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the account value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified contracts, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 ½. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the

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total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the account value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the contracts comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

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Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount and for which it has created a reserve;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where “X” depends on the Death Benefit Option and contract year, plus the 0.15% annual administrative charge.

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Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assumes Return of Premium Death Benefit.)

Net Investment Factor	=	(A + B - C) - E
D

Where: A	=	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B	=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C	=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D	=	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E	=	The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.30% on an annual basis.
On a daily basis = 0.0000353875

Then, the net investment factor	=	(11.57 + 0 - 0) - 0.0000353875 = Z = 1.0148768932
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A	=	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B	=	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;

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(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i) is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The contract also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where: A	=	Annuity unit value for the immediately preceding valuation period.
Assume. = $ X

B	=	Net Investment Factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C	=	A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.
Assume = Z

Then, the annuity unit value is: $ X * Y * Z = $ Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment	=	A * B
$1,000

Where: A	=	The account value as of the annuity commencement date.
Assume = $X

B	=	The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.
Assume = $Y

Then, the first monthly variable annuity payment	=	$X * $Y = $Z
1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	=	A
B

Where: A	=	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B	=	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units	=	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS – ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range

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from 7% to 0% of the amount of premium surrendered based on the contract year since payment of the premium. However, surrender charges will not be assessed after the seventh contract year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2003, the yield of the Money Market Subaccount was (0.778%), and the effective yield was (0.775%) for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.30%. For the seven days ended December 31, 2003, the yield of the Money Market Subaccount was (0.878%), and the effective yield was (0.875%) for the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.45%.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 - 1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the sub4account for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

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Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P(1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

24

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as

25

of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Department may determine the items are correct. Transamerica’s books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During fiscal year 2003 and 2002, $1,054,706.08 and $1,928,585.21, respectively, commissions was paid to AFSG Securities Corporation as underwriter of the contracts; no amounts were retained by AFSG Securities Corporation.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios’ shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value

26

in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica may make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of subaccounts of the Separate Account VA-2LNY, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners as of December 31, 2003, and

27

for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the Separate Account VA-2LNY, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

28

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Variable Account Annual Expenses: 1.45%

For Service Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$0.996304	267,066.784
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.012701	9,548.919
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$0.968686	58,469.165
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$0.983529	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$0.971411	14,345.229
International Equity Portfolio – Service Class(1)
2003`	$1.000000	$1.126730	6,340.042
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.075381	68,633.092
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.097017	8,902.211
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.078138	128,576.777
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.089128	17,428.945
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.073475	32,697.186
Stock Index, Inc. – Service Class(1)
2003	$1.000000	$1.020708	3,614.505
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$0.933524	6,851.727
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.093401	201,420.869
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.005558	16,454.786
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.115011	55,624.417
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$0.948477	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$0.977150	0.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.008812	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.040589	62,722.235
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$1.045556	0.000

(1)	Sub-Account inception January 22, 2001.

29

Total Variable Account Annual Expenses: 1.45%

For Initial Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(2)a
2003	$1.000000	$1.089233	0.000
Money Market Portfolio(1)a
2003	$1.000000	$0.991945	4,023.013

(1)	Sub-Account inception January 4, 1993.

(2)	Sub-Account inception May 1, 1998.

[a]	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

30

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$27.812	$33.140811	149,806.169
2002	$33.933	$27.812	119,536.096
2001	$37.729	$33.933	70,733.311
Balanced Portfolio – Service Class(1)
2003	$10.753	$12.514629	118,629.745
2002	$12.923	$10.753	133,902.711
2001	$14.533	$12.923	90,510.336
Developing Leaders Portfolio – Service Class(1)
2003	$64.177	$83.858469	$15,349.4231
2002	$80.652	$64.177	15,699.593
2001	$86.109	$80.652	5,523.675
Disciplined Stock Portfolio – Service Class(1)
2003	$12.993	$15.800592	83,677.839
2002	$17.049	$12.993	89,417.769
2001	$20.256	$17.049	62,288.395
Growth and Income Portfolio – Service Class(1)
2003	$21.756	$27.111778	51,812.722
2002	$29.595	$21.756	58,229.504
2001	$32.284	$29.595	43,520.208
International Equity Portfolio – ServiceClass(1)
2003	$11.885	$16.710433	16,534.747
2002	$14.381	$11.885	11,110.234
2001	$20.866	$14.381	3,907.927
International Value Portfolio – Service Class(1)
2003	$10.460	$14.059011	34,975.739
2002	$12.088	$10.460	34,604.018
2001	$13.994	$12.088	7,589.413
Limited Term High Yield Portfolio – Service Class(1)
2003	$7.731	$9.933428	70,453.599
2002	$9.024	$7.731	67,152.530
2001	$9.609	$9.024	38,058.118
Quality Bond Portfolio – Service Class(1)
2003	$19.122	$19.760442	440,861.848
2002	$18.042	$19.122	429,099.696
2001	$17.410	$18.042	166,521.840
Small Company Stock Portfolio – Service Class(1)
2003	$10.705	$15.054384	10,831.844
2002	$13.551	$10.705	10,865.272
2001	$13.456	$13.551	5,397.237
Special Value Portfolio – Service Class(1)
2003	$13.498	$17.532663	15,054.060
2002	$16.163	$13.498	17,500.534
2001	$17.357	$16.163	10,952.036
Stock Index, Inc. – Service Class(1)
2003	$31.161	$39.352722	148,029.800
2002	$40.797	$31.161	140,563.046
2001	$48.054	$40.797	77,148.339
Socially Responsible Growth – Service Class(1)
2003		$25.451736	33,022.906
2002	$29.367	$20.523	36,901.681
2001	$40.334	$29.367	30,001.575

31

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares

(continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Bond Portfolio – Service Class(1)
2003	$11.675	$12.332697	724,076.816
2002	$11.086	$11.675	745,615.964
2001	$10.877	$11.086	442,461.514
Core Value Portfolio – Service Class(1)
2003	$8.851	$11.185612	326,539.121
2002	$11.703	$8.851	345,058.038
2001	$11.989	$11.703	189,134.552
Emerging Leaders Portfolio – Service Class(1)
2003	$10.311	$14.965385	133,939.092
2002	$13.077	$10.311	127,563.450
2001	$11.890	$13.077	57,641.182
Founders Discovery Portfolio – Service Class(1)
2003	$3.942	$5.286784	41,576.854
2002	$5.987	$3.942	49,070.716
2001	$7.201	$5.987	47,065.301
Founders Growth Portfolio – Service Class(1)
2003	$5.183	$6.681386	69,524.377
2002	$7.320	$5.183	77,848.590
2001	$9.574	$7.320	68,106.033
Founders International Equity Portfolio – Service Class(1)
2003	$5.647	$7.569716	20,438.628
2002	$7.867	$5.647	21,187.005
2001	$11.473	$7.867	14,189.679
MidCap Stock Portfolio – Service Class(1)
2003	$9.231	$11.969158	134,427.087
2002	$10.715	$9.231	133,764.927
2001	$10.832	$10.715	70,688.212
Technology Growth Portfolio – Service Class(1)
2003	$4.335	$6.438464	200,671.243
2002	$7.274	$4.335	201,529.690
2001	$12.401	$7.274	152,267.430

(1)	Sub-Account inception January 22, 2001.

32

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(7)a
2003	$8.556	$11.072522	641,253.089
2002	$11.157	$8.556	698,850.039
2001	$13.736	$11.157	879,788.976
2000	$15.422	$13.736	1,030,574.761
1999	$11.35	$15.422	938,179.247
1998	$10.00	$11.35	337,225.242
Appreciation Portfolio – Initial Class(2)
2003	$27.969	$33.422396	1,741,619.880
2002	$34.053	$27.969	1,944,814.786
2001	$38.077	$34.053	2,286,087.389
2000	$38.862	$38.077	2,538,244.334
1999	$35.36	$38.862	2,778,082.022
1998	$27.532	$35.36	2,358,609.519
1997	$21.802	$27.532	1,798,913.636
1996	$17.610	$21.802	1,074,614.761
1995	$13.373	$17.610	587,928.246
1994	$13.160	$13.373	285,265.910
1993	$6.590	$13.160	44,612.892
Balanced Portfolio – Initial Class(6)
2003	$10.792	$12.575061	1,083,342.704
2002	$12.949	$10.792	1,188,419.395
2001	$14.450	$12.949	1,469,034.235
2000	$15.101	$14.450	1,526,680.134
1999	$14.16	$15.101	1,540,794.857
1998	$11.738	$14.16	857,333.328
1997	$10.000	$11.738	333,714.857
Developing Leaders Portfolio – Initial Class(1)
2003	$64.569	$83.858469	527,695.485
2002	$80.956	$64.569	610.406.622
2001	$87.446	$80.956	721,830.013
2000	$78.255	$87.446	807,721.455
1999	$64.44	$78.255	830,844.928
1998	$67.668	$64.44	949,334.076
1997	$58.773	$67.668	1,031,483.594
1996	$51.121	$58.773	1,000,594.786
1995	$40.064	$51.121	817,445.023
1994	$37.702	$40.064	612,327.237
1993	$39.620	$37.702	138,557.449
Disciplined Stock Portfolio – Initial Class(5)
2003	$13.039	$15.884955	1,895,877.098
2002	$17.086	$13.039	2,157,147.040
2001	$19.977	$17.086	2,546,567.597
2000	$22.295	$19.977	2,857,474.334
1999	$19.09	$22.295	2,764,507.486
1998	$15.272	$19.09	2,262,990.153
1997	$11.776	$15.272	1,196,912.676
1996	$10.00	$11.776	381,884.114

33

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

(continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Growth and Income Portfolio – Initial Class(4)
2003	$21.861	$27.287406	1,073,556.995
2002	$29.686	$21.861	1,303,016.025
2001	$31.974	$29.686	1,642,037.894
2000	$33.694	$31.974	1,823,064.055
1999	$29.23	$33.694	1,902,864.700
1998	$26.509	$29.23	2,071,117.603
1997	$23.131	$26.509	2,179,109.968
1996	$19.426	$23.131	1,906,011.179
1995	$12.235	$19.426	764,393.096
International Equity Portfolio – Initial Class(4)
2003	$11.951	$16.840959	315,155.939
2002	$14.416	$11.951	372,280.684
2001	$20.643	$14.416	442,312.944
2000	$25.038	$20.643	504,384.816
1999	$15.89	$25.038	458,935.429
1998	$15.422	$15.89	431,892.273
1997	$14.267	$15.422	378,355.293
1996	$12.964	$14.267	226,976.242
1995	$12.024	$12.964	61,152.467
International Value Portfolio – Initial Class(5)
2003	$10.445	$14.046184	238,092.548
2002	$12.067	$10.445	265,829.929
2001	$14.101	$12.067	251,627.953
2000	$14.846	$14.101	290,528.407
1999	$11.78	$14.846	325,359.228
1998	$10.982	$11.78	240,526.824
1997	$10.244	$10.982	172,941.244
1996	$10.00	$10.244	47,815.855
Limited Term High Yield Portfolio – Initial Class(6)
2003	$7.745	$9.928779	464,064.731
2002	$9.028	$7.745	463,473.671
2001	$9.428	$9.028	582,107.026
2000	$10.422	$9.428	673,887.688
1999	$10.73	$10.422	1,076,017.149
1998	$10.852	$10.73	1,308,425.217
1997	$10.000	$10.852	473,373.863
Money Market Portfolio(1)a
2003	$1.350	$1.340330	12,496,135.613
2002	$1.349	$1.350	19,590,183.341
2001	$1.316	$1.349	27,550,593.478
2000	$1.259	$1.316	21,172,680.183
1999	$1.22	$1.259	18,055,789.503
1998	$1.175	$1.22	17,914,765.700
1997	$1.132	$1.175	12,049,327.817
1996	$1.093	$1.132	10,392,468.634
1995	$1.048	$1.093	9,084,943.487
1994	$1.018	$1.048	8,547,165.659
1993	$1.021	$1.018	2,678,280.492

34

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

(continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Quality Bond Portfolio – Initial Class(1)
2003	$19.231	$19.903122	1,191,083.839
2002	$18.095	$19.231	1,353,969.973
2001	$17.199	$18.095	1,375,975.313
2000	$15.683	$17.199	1,305,584.850
1999	$15.88	$15.683	1,277,828.172
1998	$15.260	$15.88	1,282,534.621
1997	$14.142	$15.260	987,773.886
1996	$13.908	$14.142	664,469.782
1995	$11.710	$13.908	454,139.991
1994	$12.445	$11.710	164,657.770
1993	$12.310	$12.445	86,752.856
Small Company Stock Portfolio – Initial Class(5)
2003	$10.766	$15.176147	303,951.342
2002	$13.597	$10.766	343,211.608
2001	$14.003	$13.597	412,394.391
2000	$13.083	$14.003	461,911.435
1999	$11.99	$13.083	490,455.380
1998	$12.935	$11.99	582,290.495
1997	$10.772	$12.935	513,524.112
1996	$10.00	$10.772	212,878.654
Special Value Portfolio – Initial Class(1)
2003	$13.532	$17.581567	584,529.736
2002	$16.197	$13.532	640,576.563
2001	$17.848	$16.197	780,572.270
2000	$17.122	$17.848	875,018.934
1999	$16.19	$17.122	1,025,465.093
1998	$14.185	$16.19	1,081,841.670
1997	$11.682	$14.185	1,017,390.458
1996	$12.292	$11.682	489,733.637
1995	$12.496	$12.292	666,488.480
1994	$12.861	$12.496	820,985.237
1993	$12.797	$12.861	167,686.797
Stock Index, Inc. – Initial Class(1)
2003	$31.338	$39.671542	1,083,074.887
2002	$40.930	$31.338	1,179,508.809
2001	$47.264	$40.930	1,421,148.337
2000	$52.828	$47.264	1,551,436.401
1999	$44.42	$52.828	1,484,609.136
1998	$38.128	$44.42	1,117,569.153
1997	$26.791	$35.128	808,857.987
1996	$22.172	$26.791	585,454.420
1995	$16.437	$22.172	365,482.688
1994	$16.521	$16.437	190,496.642
1993	$16.590	$16.521	32,543.274

35

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

(continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Socially Responsible Growth – Initial Class(3)
2003	$20.651	$25.662502	492,234.823
2002	$29.472	$20.651	568,171.490
2001	$38.602	$29.472	734,075.958
2000	$43.996	$38.602	801,551.607
1999	$34.30	$43.996	590,500.643
1998	$26.879	$34.30	346,500.316
1997	$21.221	$26.879	230,281.724
1996	$17.752	$21.221	103,732.717
1995	$13.377	$17.752	49,020.846
1994	$13.364	$13.377	24,171.591
1993	$12.490	$13.364	3,555.254
Core Bond Portfolio – Intial Class(10)
2003	$11.674	$12.350118	573,680.155
2002	$11.095	$11.674	644,648.883
2001	$10.762	$11.095	556,924.191
2000	$10.00	$10.762	212,811.995
Core Value Portfolio – Initial Class(7)
2003	$8.854	$11.213553	436,891.017
2002	$11.703	$8.854	477,982.421
2001	$12.120	$11.703	444,555.462
2000	$10.967	$12.120	299,289.448
1999	$9.29	$10.967	245,134.002
1998	$10.00	$9.29	32,398.128
Emerging Leaders Portfolio – Intial Class(11)
2003	$10.346	$15.061576	335,800.551
2002	$13.091	$10.346	283,663.454
2001	$12.209	$13.091	241,122.589
2000	$10.00	$12.209	105,445.462
Founders Discovery Portfolio – Initial Class(11)
2003	$3.954	$5.310616	274,275.385
2002	$6.005	$3.954	300,738.364
2001	$7.474	$6.005	406,947.457
2000	$10.00	$7.474	301,609.940
Founders Growth Portfolio – Initial Class(8)
2003	$5.189	$6.687426	358,058.450
2002	$7.333	$5.189	392,661.506
2001	$9.299	$7.333	544,991.068
2000	$12.632	$9.299	576,124.670
1999	$10.00	$12.632	101,842.513
Founders International Equity Portfolio – Initial Class(9)
2003	$5.647	$7.563312	130,078.541
2002	$7.860	$5.647	140,267.929
2001	$11.317	$7.860	168,869.454
2000	$13.894	$11.317	160,697.091
1999	$10.00	$13.894	14,166.033
MidCap Stock Portfolio – Initial Class(7)
2003	$9.256	$12.024296	621,014.746
2002	$10.726	$9.256	629,154.609
2001	$11.244	$10.726	606,419.225
2000	$10.529	$11.244	418,749.796
1999	$9.63	$10.529	321,171.239
1998	$10.00	$9.63	221,581.308

36

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

(continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Technology Growth Portfolio – Initial Class(9)
2003	$4.365	$6.498373	2,342,020.140
2002	$7.305	$4.365	2,513,754.481
2001	$11.078	$7.305	3,051,421.844
2000	$15.383	$11.078	3,163,994.205
1999	$10.00	$15.383	1,272,158.607

(1)	Sub-Account inception January 4, 1993.

(2)	Sub-Account inception April 5, 1993.

(3)	Sub-Account inception October 7, 1993.

(4)	Sub-Account inception January 5, 1995.

(5)	Sub-Account inception May 1, 1996.

(6)	Sub-Account inception May 1, 1997.

(7)	Sub-Account inception May 1, 1998.

(8)	Sub-Account inception May 3, 1999.

(9)	Sub-Account inception October 1, 1999.

(10)	Sub-Account inception May 1, 2000.

(11)	Sub-Account inception December 15, 1999.

[a]	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

37

Total Variable Account Annual Expenses: 1.30%

For Service Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$0.998754	318,355.735
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.015191	0.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$0.971085	0.000
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$0.985974	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$0.973826	6,568.861
International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.129519	1,482.083
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.078034	26,386.926
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.099737	0.000
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.080807	171,437.548
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.091817	0.000
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.076125	22,128.464
Stock Index, Inc. – Service Class(1)
2003	$1.000000	$1.023219	33,551.240
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$0.935828	0.000
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.096127	109,071.299
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.008051	36,091.067
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.117755	37,739.588
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$0.950830	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$0.979568	0.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.011312	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.043162	25,149.696
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$1.048150	0.000

(1)	Sub-Account inception January 22, 2001.

38

Total Variable Account Annual Expenses: 1.30%

For Initial Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(2)a
2003	$1.000000	$1.091940	0.000
Money Market Portfolio(1)a
2003	$1.000000	$0.994396	0.000

(1)	Sub-Account inception January 4, 1993.

(2)	Sub-Account inception May 1, 1998.

a	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

39

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Years Ended December 31, 2003, 2002, and 2001

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2003, 2002, and 2001

Report of Independent Auditors

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (formerly known as AUSA Life Insurance Company, Inc.) (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2003. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the “separate account assets” and “separate account liabilities” included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Financial Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2003.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2003, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related statutory-basis financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Financial Life Insurance Company changed its accounting policy for derivative instruments.

As discussed in Note 2 to the financial statements, in 2002 and 2001 Transamerica Financial Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Department of Insurance of the State of New York.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 13, 2004

2

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2003	2002
		Restated
Admitted assets
Cash and invested assets:
Bonds	$6,396,256	$6,186,513
Stocks:
Redeemable preferred	5,319	4,306
Common, at market (cost: $25,968 in 2003 and $30,280 in 2002)	33,833	32,407
Mortgage loans on real estate	615,560	448,966
Real estate	—	239
Policy loans	42,632	39,909
Receivable for securities	31,582	—
Short-term notes receivable from affiliates	25,000	81,300
Cash and short-term investments	165,019	359,807
Other invested assets	40,892	28,641

Total cash and invested assets	7,356,093	7,182,088
Premiums deferred and uncollected	85,002	68,515
Accrued investment income	90,701	93,755
Federal and foreign income tax recoverable	6,882	3,092
Net deferred income tax asset	24,480	42,399
Reinsurance receivable	42,483	24,168
Other admitted assets	14,899	13,391
Separate account assets	7,189,422	6,534,797

Total admitted assets	$14,809,962	$13,964,751

3

	December 31
	2003	2002
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$634,733	$621,060
Annuity	5,727,947	5,481,865
Accident and health	28,386	23,382
Policy and contract claim reserves:
Life	45,646	28,323
Accident and health	15,726	4,900
Liability for deposit type contracts	93,436	219,049
Other policyholders’ funds	1,049	977
Transfers to separate accounts due or accrued	(17,655)	(19,162)
Remittances and items not allocated	82,816	74,877
Asset valuation reserve	55,189	24,498
Interest maintenance reserve	72,789	21,548
Funds held under coinsurance and other reinsurance treaties	158,933	141,144
Reinsurance in unauthorized companies	8,882	7,144
Commissions and expense allowances payable on reinsurance assumed	15,659	18,410
Payable for securities	5,754	13,526
Payable to affiliates	34,305	39,719
Consideration to MONY pursuant to acquisition agreement	—	71,886
Payable under assumption reinsurance agreement	2,000	18,787
Provision for experience rating refunds	25	243
Other liabilities	30,467	30,342
Separate account liabilities	7,187,554	6,525,597

Total liabilities	14,183,641	13,351,311
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	600,100	600,100
Special surplus	2,547	2,226
Unassigned surplus	21,174	8,614

Total capital and surplus	626,321	613,440

Total liabilities and capital and surplus	$14,809,962	$13,964,751

See accompanying notes.

4

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
		Restated	Restated
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$224,098	$247,350	$168,283
Annuity	1,441,336	1,835,231	1,717,409
Accident and health	46,013	60,639	54,963
Net investment income	410,239	430,586	421,643
Amortization of interest maintenance reserve	11,625	3,907	461
Commissions and expense allowances on reinsurance ceded	40,759	83,666	31,621
Income from fees associated with investment management, administration and contract guarantees for separate accounts	51,290	53,373	61,015
Consideration on reinsurance recaptured	—	77,057	—
Other income	83	7,708	2,235

	2,225,443	2,799,517	2,457,630
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	184,284	171,650	260,206
Surrender benefits	1,347,448	1,652,680	1,538,859
Other benefits	64,758	71,831	69,790
Increase (decrease) in aggregate reserves for policies and contracts:
Life	13,673	62,963	(91,996)
Annuity	246,082	562,625	377,810
Accident and health	5,004	1,797	5,059

	1,861,249	2,523,546	2,159,728
Insurance expenses:
Commissions	104,386	137,155	140,103
General insurance expenses	103,761	93,628	69,224
Taxes, licenses and fees	4,860	7,281	3,071
Net transfers to (from) separate accounts	34,601	(86,514)	14,597
Consideration to MONY pursuant to acquisition agreement	—	71,886	—
Other expenses	16,757	54,502	8,260

	264,365	277,938	235,255

Total benefits and expenses	2,125,614	2,801,484	2,394,983

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	99,829	(1,967)	62,647
Dividends to policyholders	1	3	52

Gain (loss) from operations before federal income tax expense and net realized capital losses on investments	99,828	(1,970)	62,595
Federal income tax expense	5,465	15,329	36,647

Gain (loss) from operations before net realized capital losses on investments	94,363	(17,299)	25,948
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(16,419)	(87,540)	(80,455)

Net income (loss)	$77,944	$(104,839)	$(54,507)

See accompanying notes.

5

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2001	$2,500	$—	$405,100	$2,169	$66,207	$475,976
Capital contribution	—	—	15,000	—	—	15,000
Net income (loss)	—	—	—	113	(54,620)	(54,507)
Change in unrealized capital gains/losses	—	—	—	—	2,401	2,401
Change in non-admitted assets	—	—	—	—	820	820
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(13,310)	(13,310)
Change in asset valuation reserve	—	—	—	—	43,963	43,963
Cumulative effect of change in accounting principles	—	—	—	—	(1,306)	(1,306)
Net change in surplus in separate accounts	—	—	—	—	(113)	(113)
Tax benefits on stock options Exercised	—	—	—	—	805	805
Exchange of common stock for preferred stock	(442)	442	—	—	—	—
Correction of error	—	—	—	—	1,258	1,258
Reinsurance transaction	—	—	—	—	6,500	6,500

Balance at December 31, 2001	2,058	442	420,100	2,282	52,605	477,487
Capital contribution	—	—	180,000	—	—	180,000
Net loss	—	—	—	(56)	(104,783)	(104,839)
Change in non-admitted assets	—	—	—	—	3,346	3,346
Change in unrealized capital gains/losses	—	—	—	—	(18,828)	(18,828)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	7,011	7,011
Cumulative effect of change in accounting principle	—	—	—	—	27,566	27,566
Change in net deferred income tax asset	—	—	—	—	9,060	9,060
Change in reserve on account of change in valuation basis	—	—	—	—	(2,968)	(2,968)
Change in asset valuation reserve	—	—	—	—	28,316	28,316
Tax benefits on stock options exercised	—	—	—	—	38	38
Reinsurance transactions	—	—	—	—	7,805	7,805
Net change in surplus in separate account	—	—	—	—	(554)	(554)

Balance at December 31, 2002	$2,058	$442	$600,100	$2,226	$8,614	$613,440

6

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2002	$2,058	$442	$600,100	$2,226	$8,614	$613,440
Net income (loss)	—	—	—	321	77,623	77,944
Change in non-admitted assets	—	—	—	—	(14,190)	(14,190)
Change in unrealized capital gains/losses	—	—	—	—	19,293	19,293
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,738)	(1,738)
Change in asset valuation reserve	—	—	—	—	(30,691)	(30,691)
Change in net deferred income tax asset	—	—	—	—	(31,063)	(31,063)
Reinsurance transactions	—	—	—	—	(2,621)	(2,621)
Net change in surplus in separate account	—	—	—	—	(4,053)	(4,053)

Balance at December 31, 2003	$2,058	$442	$600,100	$2,547	$21,174	$626,321

See accompanying notes.

7

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$1,695,315	$2,128,008	$1,900,291
Net investment income	434,201	430,977	412,591
Miscellaneous income	93,575	179,292	406,261
Benefit and loss related payments	(1,603,964)	(1,911,724)	(1,836,552)
Net transfers to (from) separate account	(33,094)	90,999	(11,301)
Commissions, expenses paid and aggregate write-ins for deductions	(333,179)	(277,029)	(199,506)
Dividends paid to policyholders	(4)	—	(52)
Federal and foreign income taxes paid	(13,951)	(30,384)	(8,996)

Net cash provided by operating activities	238,899	610,139	662,735
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	6,201,778	5,408,631	3,457,713
Stocks	30,159	168,852	196,080
Mortgage loans	32,160	70,374	50,218
Real estate	330	412	22
Other invested assets	4,651	14,400	—
Miscellaneous proceeds	57,626	(2,020)	(28)

Total investment proceeds	6,326,704	5,660,649	3,704,005
Cost of investments acquired:
Bonds	(6,330,353)	(6,133,992)	(4,122,300)
Stocks	(22,128)	(61,299)	(273,369)
Mortgage loans	(199,292)	(82,591)	(60,134)
Real estate	—	—	(1,033)
Other invested assets	(16,810)	(27,080)	(10,000)
Miscellaneous applications	(83,771)	(19,945)	(9,945)

Total cost of investments acquired	(6,652,354)	(6,325,267)	(4,476,781)
Net increase in policy loans	(2,723)	(6,352)	(10,990)

Net cost of investments acquired	(6,655,077)	(6,331,619)	(4,487,771)

Net cash used in investing activities	(328,373)	(670,970)	(783,766)

8

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
		Restated	Restated
Financing and miscellaneous activities
Contribution of capital and paid-in surplus	$—	$180,000	$15,000
Net deposits on deposit-type contracts and other insurance liabilities	(133,305)	(3,206)	(411)
Other cash provided	27,991	40,853	239,248

Net cash provided by (used in) financing and miscellaneous activities	(105,314)	217,647	253,837

Net increase (decrease) in cash and short-term investments	(194,788)	156,816	132,806
Cash and short-term investments:
Beginning of year	359,807	202,991	70,185

End of year	$165,019	$359,807	$202,991

See accompanying notes.

9

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is a subsidiary of First AUSA Life Insurance Company (First AUSA) and Transamerica Occidental Life Insurance Company (TOLIC). First AUSA and TOLIC are indirect wholly owned subsidiaries of AEGON U.S. Corporation (AEGON). AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus) its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

On April 1, 2003, the Company completed a statutory merger with Transamerica Life Insurance Company of New York (TONY), an affiliate. Immediately after the merger, the name of the Company was changed to Transamerica Financial Life Insurance Company. The accompanying financial statements give retroactive effect as if the merger had occurred on January 1, 2001, in conformity with Statement of Statutory Accounting Principles (SSAP) No. 68. This statutory merger was accounted for in a manner similar to the pooling of interest method of accounting and, accordingly, the historical book values of both entities were carried forward to the Company. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2001, nor is it necessarily indicative of future results.

Summarized financial information for the Company and TONY restated for periods prior to the merger are as follows:

	Year Ended December 31
	2002	2001
Revenues:
Company	$2,366,571	$2,094,634
TONY	432,946	362,996

As restated	$2,799,517	$2,457,630

Net income (loss):
Company	$(104,664)	$(41,721)
TONY	(175)	(12,786)

As restated	$(104,839)	$(54,507)

10

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

December 31 2002
Assets:
Company	$12,057,358
TONY	1,907,393

As restated	$13,964,751

Liabilities:
Company	$11,536,080
TONY	1,815,231

As restated	$13,351,311

Capital and surplus:
Company	$521,278
TONY	92,162

As restated	$613,440

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

11

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the

12

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

14

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective October 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross of deferred tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding EDP equipment, operating system software, net deferred tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is subject to an assessment for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

15

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. Investments in redeemable preferred stocks in good standing are reported at cost. Investments in redeemable preferred stocks not in good standing are reported at the lower of cost or market value as determined by the SVO. Common stocks are carried at market value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with an adjustment for federal income taxes. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

16

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2003 and 2002, the Company excluded investment income due and accrued of $9,064 and $8,386 respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 100 Indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made/received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements.

A replication transaction is a derivative transaction entered into conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset in a lower rated investment grade asset. The benefits of

17

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 6) are returned to MONY at the time of realization pursuant to the agreement.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and

18

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits incurred.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by the Department of Insurance of the State of New York.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.5% to 6.5% percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.0% to 8.25% percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have

19

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset

20

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. Beginning in 2002, AEGON N.V. offered stock appreciation rights to eligible employees which do not entitle them to the purchase of AEGON N.V. shares but provide similar financial benefits.

Adjustments to Surplus

Prior year adjustments charged directly to surplus in 2001 relate to various suspense account adjustments that aggregated $1,258. These adjustments were made to balances in existence at December 31, 2000, accordingly, this write-off has been treated as a correction of an error.

Reclassifications

Certain reclassifications have been made to the 2002 and 2001 financial statements to conform to the 2003 presentation.

21

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that decreased capital and surplus, of $1,306 as of January 1, 2001. This amount included the release of mortgage loan prepayment fees from IMR of $1,069 and the elimination of the cost of collection liability of $155 offset by the release of mortgage loan origination fees of $772 and bond writedowns of $1,758.

Effective October 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP No. 10, Income Taxes. The effect of this accounting change resulted in an increase in capital and surplus of $27,566 and was accounted for as a cumulative effect of a change in accounting principle.

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had a net zero impact on unassigned surplus as of January 1, 2003.

3. Capital Structure

During 2001, the Company exchanged 3,534 shares of its common stock with 44,175 shares of preferred stock. The par value of the preferred stock is $10 per share and is non-voting. The liquidation value is equal to par value plus the additional paid-in capital at the

22

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

time of issuance. Holders of the preferred shares shall be entitled to a 6% non-cumulative dividend.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and redeemable preferred stocks are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common and non-redeemable preferred stocks are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

Interest rate swaps and credit default swaps: Estimated fair values of interest rate swaps and credit default swaps are based upon the pricing differential for similar swap agreements.

Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates approximate their carrying value.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

23

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Fair Values of Financial Instruments (continued)

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2003		2002
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$165,019	$165,019	$359,807	$359,807
Bonds	6,396,256	6,667,019	6,186,513	6,431,292
Redeemable preferred stocks	5,319	6,489	4,306	4,434
Common stocks	33,833	33,833	32,407	32,407
Mortgage loans on real estate	615,560	671,338	448,966	509,914
Policy loans	42,632	42,632	39,909	39,909
Interest rate swap	6	5,410	10	9,383
Credit default swaps	—	78	—	—
Short-term notes receivable from affiliates	25,000	25,000	81,300	81,300
Separate account assets	7,189,422	7,203,663	6,534,797	6,560,424
Liabilities
Investment contract liabilities	5,587,460	5,557,000	5,559,708	5,474,121
Separate account annuity liabilities	7,047,229	7,054,082	6,357,854	6,336,306

24

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$81,137	$664	$—	$958	$80,843
State, municipal and other government	158,639	13,336	—	2,166	169,804
Public utilities	557,463	34,750	981	1,464	589,768
Industrial and miscellaneous	3,979,781	234,831	5,122	12,078	4,197,412
Mortgage-backed and asset-backed securities	1,619,236	37,751	16,111	11,689	1,629,187

	6,396,256	321,332	22,214	28,355	6,667,019
Redeemable preferred stocks	5,319	1,174	—	4	6,489

	$6,401,575	$322,506	$22,214	$28,359	$6,673,508

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$354,507	$7,817	$357	$361,967
State, municipal and other government	158,025	11,998	94	169,929
Public utilities	550,701	29,142	22,927	556,916
Industrial and miscellaneous	3,853,930	243,615	44,977	4,052,568
Mortgage-backed and asset-backed securities	1,269,350	54,054	33,492	1,289,912

	6,186,513	346,626	101,847	6,431,292
Redeemable preferred stocks	4,306	128	—	4,434

	$6,190,819	$346,754	$101,847	$6,435,726

At December 31, 2003, the Company held bonds with a carrying value of $1,692 and amortized cost of $2,125 that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations

25

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and redeemable preferred stocks with unrealized losses at December 31, 2003 is as follows:

	Gross unrealized losses 12 months or more	Gross unrealized losses less than 12 months	Total
Bonds:
United States Government and agencies	$—	$64,663	$64,663
State, municipal and other government	—	21,384	21,384
Public utilities	14,860	51,985	66,845
Industrial and miscellaneous	35,984	541,656	577,640
Mortgage and other asset-backed securities	56,018	498,261	554,279

	$106,862	$1,177,949	$1,284,811
Redeemable preferred stocks	—	1,108	1,108

	$106,862	$1,179,057	$1,285,919

The carrying amounts and estimated fair values of bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$265,933	$272,044
Due after one year through five years	2,645,580	2,785,998
Due after five years through ten years	1,277,686	1,342,001
Due after ten years	587,821	637,789

	4,777,020	5,037,832
Mortgage-backed and asset-backed securities	1,619,236	1,629,187

	$6,396,256	$6,667,019

26

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

A detail of net investment income is presented below:

	Year Ended December 31
	2003	2002	2001
Interest on bonds and notes	$377,770	$386,651	$382,176
Mortgage loans on real estate	37,264	37,650	35,193
Real estate	(35)	236	194
Dividends on common and preferred stocks	546	991	823
Interest on policy loans	1,546	2,864	2,066
Derivative instruments	7,942	10,846	4,864
Other	(50)	3,576	7,218

Gross investment income	424,983	442,814	432,534
Less investment expenses	14,744	12,228	10,891

Net investment income	$410,239	$430,586	$421,643

27

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2003	2002	2001
Proceeds	$6,201,778	$5,408,631	$3,457,713

Gross realized gains	$133,470	$59,800	$36,358
Gross realized losses	(45,314)	(100,900)	(70,846)

Net realized losses	$88,156	$(41,100)	$(34,488)

Gross realized losses include $17,443, $57,039 and $40,416 related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2003, 2002 and 2001, respectively.

At December 31, 2003, investments with an aggregate carrying amount of $3,519 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized Year Ended December 31
	2003	2002	2001
Bonds	$88,156	$(41,100)	$(34,488)
Common stocks	4,653	(35,184)	(34,553)
Preferred stocks	(244)	—	(207)
Cash and short-term investments	(1)	(2)	(2)
Mortgage loans on real estate	—	(3,470)	(1,489)
Real estate	91	(358)	(2)
Derivative instruments	(44,359)	(1,919)	—
Other invested assets	1,319	(1,807)	(753)

	49,615	(83,840)	(71,494)
Federal income tax effect	(3,097)	2,854	6,438
Transfer to interest maintenance reserve	(62,935)	(6,554)	(15,399)

Net realized capital losses on investments	$(16,419)	$(87,540)	$(80,455)

28

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

	Changes in Unrealized
	Year Ended December 31
	2003	2002	2001
Bonds	$13,413	$(12,058)	$(467)
Preferred stocks	324	(324)	—
Common stocks	5,738	(2,092)	3,458
Mortgage loans on real estate	(422)	(2,557)	(288)
Derivative instruments	6	—	—
Other invested assets	234	(1,797)	(302)

Change in net unrealized capital gains/losses	$19,293	$(18,828)	$2,401

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2003	2002
Unrealized gains	$8,041	$3,945
Unrealized losses	(176)	(1,818)

Net unrealized gains	$7,865	$2,127

During 2003, the Company issued mortgage loans with interest rates ranging from 3.00% to 8.04%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 79%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2003, the Company had no mortgage loans with interest more than 180 days overdue.

During 2003, 2002, and 2001, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2003 and 2002, the Company held a mortgage loan loss reserve in the AVR of $11,326 and $20,232, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

At December 31, 2003 and 2002, the Company had bonds and stocks aggregating $14,265 and $9,212, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. The related realized losses during the years ended December 31, 2003 and 2002 were $3,814 and $6,336, respectively. The are no commitments to lend additional funds to debtors owing receivables.

29

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2003	2002		2003	2002
Pacific	25%	15%	Office	37%	32%
South Atlantic	23	25	Industrial	21	23
E. North Central	14	17	Retail	20	26
Mountain	13	15	Apartment	7	3
Mid-Atlantic	12	13	Agricultural	6	8
W. South Central	6	7	Medical	5	7
New England	3	2	Other	4	1
W. North Central	2	3
E. South Central	2	3

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2003, the Company had replicated assets with a fair value of $22,247 and credit default swaps with a fair value of $78. During the year ended December 31, 2003, the Company recognized no capital losses related to replication transactions.

30

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2003, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $6,897.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

At December 31, 2003 and 2002, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2003	2002
Derivative securities:
Interest rate swaps:
Receive fixed – pay floating	$199,400	$276,400
Receive floating– pay fixed	27,437	47,916

Beginning in 2003, the Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized losses from futures contracts in the amount of $42,371 for the year ended December 31, 2003.

31

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

Open futures contracts at December 31, 2003 were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2003
930	S&P Futures	$247,824	$258,215

6. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2003	2002	2001
Direct premiums	$1,555,246	$1,947,355	$1,832,862
Reinsurance assumed	516,747	562,771	467,764
Reinsurance ceded	(360,546)	(366,906)	(359,971)

Net premiums earned	$1,711,447	$2,143,220	$1,940,655

Premiums ceded to affiliates for the years ended December 31, 2003, 2002 and 2001 are $59,381, $30,201 and $22,575, respectively. Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2003 and 2002 of $147,665 and 87,021, respectively.

The Company received reinsurance recoveries in the amounts of $273,067, $208,236, and $46,239 during 2003, 2002, and 2001, respectively. At December 31, 2003 and 2002, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $52,702 and $129,781, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2003 and 2002 of $580,663 and $464,428, respectively.

32

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Reinsurance (continued)

On December 31, 1993, the Company and Mutual of New York (MONY) entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY received payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments have been reduced for certain administrative expenses as defined in the agreement. The Company has recognized operating gains and losses on new deposits into existing accounts received after December 31, 1993, and on all new accounts established after that date. On December 31, 2002, the Company purchased from MONY the remaining transferred business inforce for $71,886, which was charged to expense. At December 31, 2003 and 2002, the Company also owed MONY $2,000 and $18,787, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. During 2002, the Series B note was repaid to MONY. During 2003, the Series A note was repaid.

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $996 into earnings with a corresponding charge to unassigned surplus.

During 2002, the Company recaptured a reinsurance agreement from a non-affiliated company. As a result of this recapture, the Company recorded consideration on reinsurance recaptured and change in reserves of $77,057. The Company paid $6,000 to the former reinsurer and received approximately $83,000 of cash and invested assets that support the policyholder liabilities.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2003 and 2002 was $1,433 and $1,385, respectively. The remaining goodwill balance has been non-admitted at December 31, 2003 and 2002.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $1,625 into earnings during 2003 and 2002 with a corresponding charge to unassigned surplus.

33

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes

The components of the net deferred income tax asset are comprised of the following:

	December 31,
	2003	2002
Deferred tax components:
Gross deferred income tax assets	$95,071	$127,983
Gross deferred income tax liabilities	11,249	13,098
Deferred income tax assets nonadmitted	59,342	72,486

Net deferred income tax asset	$24,480	$42,399

The components of deferred taxes, as well as the net change for 2003, are as follows:

	December 31,
	2003	2002	Net Change
Deferred income tax assets:
Nonadmitted assets	$15,086	$6,931	$8,155
Loss carryforwards	—	10,789	(10,789)
Deferred acquisition costs	22,243	25,494	(3,251)
Reserves	24,171	22,802	1,369
§197 Intangible amortization	19,285	25,219	(5,934)
Unrealized capital losses	8,497	34,027	(25,530)
Other	5,789	2,721	3,068

Total deferred income tax assets	$95,071	$127,983	$(32,912)

Deferred income tax assets - nonadmitted	$59,342	$72,486	$(13,144)

Deferred income tax liabilities:
Section 807(f) adjustments	$603	$658	$(55)
MONY adjustments	—	2,925	(2,925)
Reinsurance transactions	3,512	4,014	(502)
Unrealized capital gains	6,946	5,256	1,690
Other	188	245	(57)

Total deferred income tax liabilities	$11,249	$13,098	$(1,849)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net

34

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2003	2002	2001
Income tax expense (benefit) computed at the federal statutory rate (35%)	$34,940	$(689)	$21,908
§197 intangibles	(3,875)	24,704	—
Amortization of IMR	(4,069)	(1,335)	—
Deferred acquisition costs – tax basis	(3,253)	(763)	1,090
Dividends received deduction	(3,265)	(3,232)	(4,579)
Investment income items	(15,651)	(90)	(3,369)
Prior year under (over) accrual	(2,000)	(6,542)	4,618
Reinsurance transactions	(917)	3,235	2,275
Tax reserve valuation	1,771	1,750	15,103
All other adjustments	1,784	(1,709)	(399)

Federal income tax expense	$5,465	$15,329	$36,647

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Income taxes incurred during 2003, 2002 and 2001 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $218,994, $1,319 and $-0-, respectively.

Capital loss carryforwards of $30,826 originated during 2002 and will expire in 2007 if unused.

35

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders’ surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders’ surplus account ($2,427 at December 31, 2003). To the extent dividends are paid from the amount accumulated in the policyholders’ surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders’ surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 1998 through 2000 is currently in process.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2003		2002
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,153,148	9%	$1,832,989	15%
Subject to discretionary withdrawal at book value less surrender charge	1,920,720	15	1,671,128	14
Subject to discretionary withdrawal at market value	4,202,530	32	3,031,140	25
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	2,555,121	20	2,688,922	22
Not subject to discretionary withdrawal	3,045,521	24	2,833,150	24

	12,877,040	100%	12,057,329	100%

Less reinsurance ceded	1,334		7,160

Net policy reserves on annuities and deposit fund liabilities	$12,875,706		$12,050,169

36

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2003, 2002 and 2001 is as follows:

	Guaranteed Separate Account	Non-guaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2003	$204,897	$793,913	$998,810

Reserves at December 31, 2003 for separate accounts with assets at:
Fair value	$2,129,970	$4,016,061	$6,146,031
Amortized cost	917,187	—	917,187

Total	$3,047,157	$4,016,061	$7,063,218

Premiums, deposits and other considerations for the year ended December 31, 2002	$405,730	$781,622	$1,187,352

Reserves at December 31, 2002 for separate accounts with assets at:
Fair value	$2,251,332	$3,251,648	$5,502,980
Amortized cost	847,122	—	847,122

Total	$3,098,454	$3,251,648	$6,350,102

Premiums, deposits and other considerations for the year ended December 31, 2001	$142,549	$935,012	$1,077,561

Reserves at December 31, 2001 for separate accounts with assets at:
Fair value	$2,075,015	$4,202,087	$6,277,102
Amortized cost	603,563	—	603,563

Total	$2,678,578	$4,202,087	$6,880,665

37

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

	Guaranteed Separate Account	Non-guaranteed Separate Account	Total
December 31, 2003
Subject to discretionary withdrawal with market value adjustment	$314,379	$—	$314,379
Subject to discretionary withdrawal at book value less surrender charge	203,241	—	203,241
Subject to discretionary withdrawal at market value	175,322	4,016,061	4,191,383
Not subject to discretionary withdrawal	2,354,215	—	2,354,215

	$3,047,157	$4,016,061	$7,063,218

December 31, 2002
Subject to discretionary withdrawal with market value adjustment	$639,806	$—	$639,806
Subject to discretionary withdrawal at book value less surrender charge	207,316	—	207,316
Subject to discretionary withdrawal at market value	149,949	3,251,648	3,401,597
Not subject to discretionary withdrawal	2,101,383	—	2,101,383

	$3,098,454	$3,251,648	$6,350,102

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2003	2002	2001
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$999,208	$1,187,967	$1,077,583
Transfers from separate accounts	(965,369)	(1,276,543)	(1,060,602)

Net transfers to (from) separate accounts	33,839	(88,576)	16,981
Other adjustments	762	2,062	(2,384)

Net transfers as set forth herein	$34,601	$(86,514)	$14,597

38

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

At December 31, 2003, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2003 Guaranteed minimum income benefit	$10,424,047	$12,832	$—
2002 Guaranteed minimum income benefit	$2,015,651	$412,921	$—

During 2002, the Company reclassified some of its fixed deferred annuities from “without future interest guarantees” to “with future interest guarantees” for the purpose of determining the appropriate valuation interest rates. This caused an increase in reserves of $2,968, which was charged directly to capital and surplus.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2003 and 2002, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$13,194	$1,008	$12,186
Ordinary direct renewal business	96,127	1,159	94,968
Group life direct business	604	228	376
Credit life	118	—	118
Reinsurance ceded	(24,299)	—	(24,299)

	85,744	2,395	83,349
Accident and health:
Direct	12,790	—	12,790
Reinsurance ceded	(11,137)	—	(11,137)

Total accident and health	1,653	—	(1,653)

	$87,397	$2,395	$85,002

39

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$13,766	$623	$13,143
Ordinary direct renewal business	79,840	1,118	78,722
Group life direct business	661	250	411
Credit life	83	—	83
Reinsurance ceded	(22,180)	—	(22,180)

Total life and annuity	72,170	1,991	70,179
Accident and health:
Direct	25,967	—	25,967
Reinsurance ceded	(27,631)	—	(27,631)

Total accident and health	(1,664)	—	(1,664)

	$70,506	$1,991	$68,515

At December 31, 2003 and 2002, the Company had insurance in force aggregating $60,401,558 and $58,514,392, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $51,292 and $57,787 to cover these deficiencies at December 31, 2003 and 2002, respectively.

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend ($21,174 at December 31, 2003), the maximum payment which may be made in 2004, without the prior approval of insurance regulatory authorities is $62,382.

In the Company’s annual statement as filed with the Department of Insurance of the State of New York, the Company reported unassigned surplus of $172,094 and $159,534 and additional paid in capital of $449,180 and $449,180 at December 31, 2003 and 2002, respectively. The amounts reported herein for unassigned surplus are $21,174 and $8,614 and additional paid in capital are $600,100 and $600,100 at December 31, 2003 and 2002, respectively. These changes resulted in no overall impact to the total capital and surplus of the Company.

40

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Securities Lending

The Company participates in securities lending. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2003 and 2002, the value of securities loaned amounted to $-0- and $320,627, respectively.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards (SFAS) No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2003, 2002, and 2001 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $7 was allocated for the year ended December 31, 2003. No amounts were allocated for the years ended December 31, 2002 and 2001.

41

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for each of the years ended December 31, 2003, 2002, and 2001.

12. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2003, 2002, and 2001, the Company paid $11,648, $8,430, and $8,966, respectively, for these services, which approximates their costs to the affiliates.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2003, 2002, and 2001, the Company paid net interest of $281, $466, and $941, respectively, to affiliates. At December 31, 2003 and 2002, the Company has short-term notes receivables from an affiliate of $25,000 and $81,300, respectively.

During 2002 and 2001, the Company received capital contributions of $180,000 and $15,000, respectively, in cash from its parent. No capital contributions were received in 2003.

42

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $73,667 and $765,197 at December 31, 2003 and 2002, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve of $1,000 at December 31, 2003 and 2002 has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company has contingent commitments for $8,410 at December 31, 2003 for Joint Ventures, Partnerships and Limited Liability Companies.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2003, the Company has pledged invested assets with a carrying value and market value of $24,702 and $27,036, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged

43

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies (continued)

to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $(469), $(973), and $(415) for the years ended December 31, 2003, 2002, and 2001, respectively.

14. Managing General Agents

For the years ended December 31, 2003, 2002 and 2001, the Company had $22,609, $28,825 and $32,773 respectively, of direct premiums written by managing general agents.

44

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2003

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$81,257	$80,971	$81,257
States, municipalities and political subdivisions	243,048	246,217	243,048
Foreign governments	128,861	138,240	128,861
Public utilities	557,463	589,768	557,463
All other corporate bonds	5,380,637	5,606,781	5,380,637
Redeemable preferred stock	5,319	6,489	5,319

Total fixed maturities	6,396,585	6,668,466	6,396,585
Equity securities
Common stocks:
Industrial, miscellaneous and all other	25,968	33,833	33,833

Total equity securities	25,968	33,833	33,833
Mortgage loans on real estate	615,560		615,560
Policy loans	42,632		42,632
Other invested assets	40,892		40,892
Cash and short-term investments	165,019		165,019

Total investments	$7,286,656		$7,294,521

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

45

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2003
Individual life	$630,209	$—	$45,263	$217,664	$42,546	$173,809	$99,941
Individual health	15,995	3,912	9,006	31,377	1,702	24,606	13,379	$31,647
Group life and health	11,676	1,326	7,103	21,070	879	22,602	15,640	30,061
Annuity	5,727,948	—	—	1,441,336	365,112	1,640,232	135,405

	$6,385,828	$5,238	$61,372	$1,711,447	$410,239	$1,861,249	$264,365

Year ended December 31, 2002
Individual life	$617,475	$—	$27,900	$240,569	$45,628	$201,924	$134,200
Individual health	12,844	3,178	8,684	30,770	1,530	25,628	14,450	$30,516
Group life and health	10,254	691	(3,361)	36,650	992	25,713	22,120	22,681
Annuity	5,481,865	—	—	1,835,231	382,436	2,270,281	107,168

	$6,122,438	$3,869	$33,223	$2,143,220	$430,586	$2,523,546	$277,938

Year ended December 31, 2001
Individual life	$551,423	$—	$73,215	$165,390	$45,289	$140,981	$86,755
Individual health	10,109	3,445	4,930	16,925	1,130	12,769	4,733	$16,624
Group life and health	9,946	1,346	9,135	40,931	708	32,570	20,984	30,615
Annuity	4,908,220	—	—	1,717,409	374,516	1,973,408	122,783

	$5,479,698	$4,791	$87,280	$1,940,655	$421,643	$2,159,728	$235,255

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2003
Life insurance in force	$7,018,269	$132,228,007	$207,421,430	$82,211,692	252%

Premiums:
Individual life	$64,857	$296,361	$449,168	$217,664	206%
Individual health	31,647	659	389	31,377	1
Group life and health	30,061	62,482	53,491	21,070	254
Annuity	1,428,681	1,044	13,699	1,441,336	1

	$1,555,246	$360,546	$516,747	$1,711,447	30%

Year ended December 31, 2002
Life insurance in force	$6,847,730	$121,446,075	$204,017,050	$89,418,705	228%

Premiums:
Individual life	$60,850	$276,412	$456,131	$240,569	190%
Individual health	30,516	162	416	30,770	1
Group life and health	22,681	89,973	103,942	36,650	284
Annuity	1,833,308	359	2,282	1,835,231	—

	$1,947,355	$366,906	$562,771	$2,143,220	26%

Year ended December 31, 2001
Life insurance in force	$7,046,610	$132,007,712	$196,232,341	$71,271,239	275%

Premiums:
Individual life	$68,713	$305,227	$401,904	$165,390	243%
Individual health	16,624	196	497	16,925	3
Group life and health	30,615	53,202	63,518	40,931	155
Annuity	1,716,910	1,346	1,845	1,717,409	—

	$1,832,862	$359,971	$467,764	$1,940,655	24%

47

FINANCIAL STATEMENTS

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Year Ended December 31, 2003

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Financial Statements

Year Ended December 31, 2003

Report of Independent Auditors

The Board of Directors and Contract Owners

of Dreyfus/Transamerica Triple Advantage,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VA-2LNY of Transamerica Financial Life Insurance Company (comprised of the Money Market, Special Value, Zero Coupon 2000, Quality Bond, Developing Leaders, Appreciation, Growth and Income, International Equity, International Value, Disciplined Stock, Small Company Stock, Limited Term High Yield, Balanced, Dreyfus Stock Index, Dreyfus Socially Responsible Growth, Core Bond, Core Value, MidCap Stock, Founders Growth, Founders Passport, Founders International Equity, European Equity, Technology Growth, Founders Discovery, Emerging Leaders, Emerging Markets, Japan, and Transamerica Equity subaccounts), which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage, as of December 31, 2003, the related statements of operations and statements of changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising Separate Account VA-2LNY of Transamerica Financial Life Insurance Company at December 31, 2003, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa

January 30, 2004

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Money Market Subaccount	Special Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount
Assets
Investment in securities:
Number of shares - Initial	16,752,962.300	714,173.197	2,061,416.292	1,183,517.822

Cost	$16,752,962	$9,902,664	$23,724,060	$48,139,084

Number of shares - Service	—	22,482.392	787,067.949	35,902.797

Cost	$—	$276,736	$9,041,411	$1,107,629

Investments in mutual funds, at net asset value	$16,752,962	$10,599,799	$32,741,827	$45,584,443
Receivable for units sold	—	1	—	5

Total assets	16,752,962	10,599,800	32,741,827	45,584,448

Liabilities
Payable for units redeemed	26	—	—	—

	$16,752,936	$10,599,800	$32,741,827	$45,584,448

Net Assets:
Deferred annuity contracts terminable by owners	$16,752,936	$10,599,800	$32,741,827	$45,584,448

Total net assets	$16,752,936	$10,599,800	$32,741,827	$45,584,448

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Money Market Subaccount	Special Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	12,496,135.613	584,529.736	1,191,083.839	527,695.485

M&E - 1.45%	4,023.013	—	—	—

Accumulation unit value - initial
M&E - 1.30%	$0.994396	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$1.340330	$17.581567	$19.903122	$83.858469

M&E - 1.45%	$0.991945	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - service
M&E - 1.30%	—	22,128.464	171,437.548	—

M&E - 1.40%	—	15,054.060	440,861.848	15,349.423

M&E - 1.45%	—	32,697.186	128,576.777	58,469.165

Accumulation unit value - service
M&E - 1.30%	$0.000000	$1.076125	$1.080807	$0.971085

M&E - 1.40%	$0.000000	$17.532663	$19.760442	$83.135053

M&E - 1.45%	$0.000000	$1.073475	$1.078138	$0.968686

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,691,141.263	1,453,104.656	443,402.535	246,993.203

Cost	$55,313,754	$31,686,448	$7,361,339	$3,022,088

Number of shares - Service	161,723.482	70,722.825	23,859.096	43,803.235

Cost	$5,172,130	$1,378,035	$242,613	$478,838

Investments in mutual funds, at net asset value	$63,757,815	$30,719,655	$5,592,644	$3,938,260
Receivable for units sold	31	—	5	9

Total assets	63,757,846	30,719,655	5,592,649	3,938,269

Liabilities
Payable for units redeemed	—	2	—	—

	$63,757,846	$30,719,653	$5,592,649	$3,938,269

Net Assets:
Deferred annuity contracts terminable by owners	$63,757,846	$30,719,653	$5,592,649	$3,938,269

Total net assets	$63,757,846	$30,719,653	$5,592,649	$3,938,269

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,741,619.880	1,073,556.995	315,155.939	238,092.548

M&E - 1.45%	—	—	—	—

Accumulation unit value - initial
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$33.422396	$27.287406	$16.840959	$14.046184

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - service
M&E - 1.30%	318,355.735	6,568.861	1,482.083	26,386.926

M&E - 1.40%	149,806.169	51,812.722	16,534.747	34,975.739

M&E - 1.45%	267,066.784	14,345.229	6,340.042	68,633.092

Accumulation unit value - service
M&E - 1.30%	$0.998754	$0.973826	$1.129519	$1.078034

M&E - 1.40%	$33.140811	$27.111778	$16.710433	$14.059011

M&E - 1.45%	$0.996304	$0.971411	$1.126730	$1.075381

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Disciplined Stock Subaccount	Small Company Stock Subaccount	Limited Term High Yield Subaccount	Balanced Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,531,829.469	226,785.523	689,777.607	1,058,515.752

Cost	$34,109,960	$3,693,933	$5,449,093	$15,797,716

Number of shares - Service	67,353.978	9,003.280	106,229.123	116,105.468

Cost	$1,266,218	$139,909	$668,482	$1,466,866

Investments in mutual funds, at net asset value	$31,437,926	$4,794,864	$5,317,325	$15,117,375
Receivable for units sold	155	—	—	3

Total assets	31,438,081	4,794,864	5,317,325	15,117,378

Liabilities
Payable for units redeemed	—	5	117	—

	$31,438,081	$4,794,859	$5,317,208	$15,117,378

Net Assets:
Deferred annuity contracts terminable by owners	$31,438,081	$4,794,859	$5,317,208	$15,117,378

Total net assets	$31,438,081	$4,794,859	$5,317,208	$15,117,378

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Disciplined Stock Subaccount	Small Company Stock Subaccount	Limited Term High Yield Subaccount	Balanced Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,895,877.098	303,951.342	464,064.731	1,083,342.704

M&E - 1.45%	—	—	—	—

Accumulation unit value - initial
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$15.884955	$15.176147	$9.928779	$12.575061

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - service
M&E - 1.30%	—	—	—	—

M&E - 1.40%	83,677.839	10,831.844	70,453.599	118,629.745

M&E - 1.45%	—	17,428.945	8,902.211	9,548.919

Accumulation unit value - service
M&E - 1.30%	$0.985974	$1.091817	$1.099737	$1.015191

M&E - 1.40%	$15.800592	$15.054384	$9.933428	$12.514629

M&E - 1.45%	$0.983529	$1.089128	$1.097017	$1.012701

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,511,866.690	530,978.511	545,001.325	347,947.723

Cost	$46,344,107	$18,729,948	$7,000,693	$4,685,103

Number of shares - Service	206,457.493	35,748.636	713,595.786	263,172.362

Cost	$5,428,552	$862,069	$9,123,878	$3,481,810

Investments in mutual funds, at net asset value	$48,830,644	$13,478,864	$16,354,626	$8,604,571
Receivable for units sold	2	—	2	—

Total assets	48,830,646	13,478,864	16,354,628	8,604,571

Liabilities
Payable for units redeemed	—	1	—	2

	$48,830,646	$13,478,863	$16,354,628	$8,604,569

Net Assets:
Deferred annuity contracts terminable by owners	$48,830,646	$13,478,863	$16,354,628	$8,604,569

Total net assets	$48,830,646	$13,478,863	$16,354,628	$8,604,569

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,083,074.887	492,234.823	573,680.155	436,891.017

M&E - 1.45%	—	—	—	—

Accumulation unit value - initial
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$39.671542	$25.662502	$12.350118	$11.213553

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - service
M&E - 1.30%	33,551.240	—	109,071.299	36,091.067

M&E - 1.40%	148,029.800	33,022.906	724,076.816	326,539.121

M&E - 1.45%	3,614.505	6,851.727	201,420.869	16,454.786

Accumulation unit value - service
M&E - 1.30%	$1.023219	$0.935828	$1.096127	$1.008051

M&E - 1.40%	$39.352722	$25.451736	$12.332697	$11.185612

M&E - 1.45%	$1.020708	$0.933524	$1.093401	$1.005558

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	MidCap Stock Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount	Technology Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	472,003.873	217,088.803	83,163.494	1,753,378.214

Cost	$6,663,090	$3,549,350	$1,321,586	$29,376,560

Number of shares - Service	107,761.764	42,152.245	13,066.838	150,233.897

Cost	$1,422,118	$454,368	$143,202	$1,180,779

Investments in mutual funds, at net asset value	$9,167,582	$2,859,007	$1,138,535	$16,511,335
Receivable for units sold	165	1	5	—

Total assets	9,167,747	2,859,008	1,138,540	16,511,335

Liabilities
Payable for units redeemed	—	—	—	—

	$9,167,747	$2,859,008	$1,138,540	$16,511,335

Net Assets:
Deferred annuity contracts terminable by owners	$9,167,747	$2,859,008	$1,138,540	$16,511,335

Total net assets	$9,167,747	$2,859,008	$1,138,540	$16,511,335

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	MidCap Stock Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount	Technology Growth Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	621,014.746	358,058.450	130,078.541	2,342,020.140

M&E - 1.45%	—	—	—	—

Accumulation unit value - initial
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$12.024296	$6.687426	$7.563312	$6.498373

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - service
M&E - 1.30%	25,149.696	—	—	—

M&E - 1.40%	134,427.087	69,524.377	20,438.628	200,671.243

M&E - 1.45%	62,722.235	—	—	—

Accumulation unit value - service
M&E - 1.30%	$1.043162	$0.979568	$1.011312	$1.048150

M&E - 1.40%	$11.969158	$6.681386	$7.569716	$6.438464

M&E - 1.45%	$1.040589	$0.977150	$1.008812	$1.045556

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Founders Discovery Subaccount	Emerging Leaders Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	163,279.779	230,733.840	393,804.346

Cost	$1,562,636	$4,013,721	$9,129,272

Number of shares - Service	24,752.963	96,816.230	—

Cost	$216,792	$1,679,286	$—

Investments in mutual funds, at net asset value	$1,676,262	$7,166,343	$7,100,292
Receivable for units sold	117	—	—

Total assets	1,676,379	7,166,343	7,100,292

Liabilities
Payable for units redeemed	—	1	3

	$1,676,379	$7,166,342	$7,100,289

Net Assets:
Deferred annuity contracts terminable by owners	$1,676,379	$7,166,342	$7,100,289

Total net assets	$1,676,379	$7,166,342	$7,100,289

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2003

	Founders Discovery Subaccount	Emerging Leaders Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—

M&E - 1.40%	274,275.385	335,800.551	641,253.089

M&E - 1.45%	—	—	—

Accumulation unit value - initial
M&E - 1.30%	$0.000000	$0.000000	$1.091940

M&E - 1.40%	$5.310616	$15.061576	$11.072522

M&E - 1.45%	$0.000000	$0.000000	$1.089233

Accumulation units outstanding - service
M&E - 1.30%	—	37,739.588	—

M&E - 1.40%	41,576.854	133,939.092	—

M&E - 1.45%	—	55,624.417	—

Accumulation unit value - service
M&E - 1.30%	$0.950830	$1.117755	$0.000000

M&E - 1.40%	$5.286784	$14.965385	$0.000000

M&E - 1.45%	$0.948477	$1.115011	$0.000000

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2003

	Money Market Subaccount	Special Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount
Net investment income (loss)
Income:
Dividends	$137,153	$86,670	$1,327,467	$11,430
Expenses:
Administrative, mortality and expense risk charges	266,788	126,775	479,105	571,706

Net investment income (loss)	(129,635)	(40,105)	848,362	(560,276)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	702,254	—
Proceeds from sales	17,595,684	1,311,559	6,718,937	7,343,938
Cost of investments sold	17,595,684	1,555,683	6,484,840	12,966,690

Net realized capital gains (losses) on investments	—	(244,124)	936,351	(5,622,752)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(2,326,044)	585,555	(20,644,523)
End of period	—	420,399	(23,644)	(3,662,270)

Net change in unrealized appreciation/depreciation of investments	—	2,746,443	(609,199)	16,982,253

Net realized and unrealized capital gains (losses) on investments	—	2,502,319	327,152	11,359,501

Increase (decrease) in net assets from operations	$(129,635)	$2,462,214	$1,175,514	$10,799,225

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2003

	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount
Net investment income (loss)
Income:
Dividends	$801,770	$231,549	$216,980	$38,892
Expenses:
Administrative, mortality and expense risk charges	808,936	399,971	65,213	44,531

Net investment income (loss)	(7,166)	(168,422)	151,767	(5,639)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	8,309,671	6,753,734	1,093,605	747,397
Cost of investments sold	8,888,045	8,556,198	1,783,203	993,879

Net realized capital gains (losses) on investments	(578,374)	(1,802,464)	(689,598)	(246,482)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(7,797,958)	(10,666,137)	(4,203,392)	(801,545)
End of period	3,271,931	(2,344,828)	(2,011,308)	437,334

Net change in unrealized appreciation/depreciation of investments	11,069,889	8,321,309	2,192,084	1,238,879

Net realized and unrealized capital gains (losses) on investments	10,491,515	6,518,845	1,502,486	992,397

Increase (decrease) in net assets from operations	$10,484,349	$6,350,423	$1,654,253	$986,758

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2003

	Disciplined Stock Subaccount	Small Company Stock Subaccount	Limited Term High Yield Subaccount	Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$237,738	$5,004	$454,824	$251,443
Expenses:
Administrative, mortality and expense risk charges	403,199	57,314	67,395	199,653

Net investment income (loss)	(165,461)	(52,310)	387,429	51,790
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,600,166	757,465	906,490	2,109,433
Cost of investments sold	5,934,211	728,383	1,582,821	2,813,128

Net realized capital gains (losses) on investments	(1,334,045)	29,082	(676,331)	(703,695)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(11,163,210)	(499,058)	(2,261,573)	(4,999,789)
End of period	(3,938,252)	961,022	(800,250)	(2,147,207)

Net change in unrealized appreciation/depreciation of investments	7,224,958	1,460,080	1,461,323	2,852,582

Net realized and unrealized capital gains (losses) on investments	5,890,913	1,489,162	784,992	2,148,887

Increase (decrease) in net assets from operations	$5,725,452	$1,436,852	$1,172,421	$2,200,677

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2003

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Net investment income (loss)
Income:
Dividends	$628,383	$12,961	$674,425	$63,884
Expenses:
Administrative, mortality and expense risk charges	602,983	173,833	231,163	107,305

Net investment income (loss)	25,400	(160,872)	443,262	(43,421)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	306,940	—
Proceeds from sales	5,915,167	2,117,418	2,856,520	1,548,455
Cost of investments sold	7,327,154	3,328,722	2,861,620	1,860,690

Net realized capital gains (losses) on investments	(1,411,987)	(1,211,304)	301,840	(312,235)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(14,705,504)	(10,212,306)	50,687	(1,778,726)
End of period	(2,942,015)	(6,113,153)	230,055	437,658

Net change in unrealized appreciation/depreciation of investments	11,763,489	4,099,153	179,368	2,216,384

Net realized and unrealized capital gains (losses) on investments	10,351,502	2,887,849	481,208	1,904,149

Increase (decrease) in net assets from operations	$10,376,902	$2,726,977	$924,470	$1,860,728

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2003

	MidCap Stock Subaccount	Founders Growth Subaccount	Founders Passport Subaccount	Founders International Equity Subaccount
Net investment income (loss)
Income:
Dividends	$20,188	$—	$6,302	$853
Expenses:
Administrative, mortality and expense risk charges	104,243	35,472	30,536	12,620

Net investment income (loss)	(84,055)	(35,472)	(24,234)	(11,767)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,127,462	528,553	3,823,722	182,111
Cost of investments sold	1,257,532	1,017,905	5,591,680	378,815

Net realized capital gains (losses) on investments	(130,070)	(489,352)	(1,767,958)	(196,704)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,101,416)	(2,315,143)	(3,127,122)	(813,220)
End of period	1,082,374	(1,144,711)	—	(326,253)

Net change in unrealized appreciation/depreciation of investments	2,183,790	1,170,432	3,127,122	486,967

Net realized and unrealized capital gains (losses) on investments	2,053,720	681,080	1,359,164	290,263

Increase (decrease) in net assets from operations	$1,969,665	$645,608	$1,334,930	$278,496

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2003

	Technology Growth Subaccount	Founders Discovery Subaccount	Emerging Leaders Subaccount	Emerging Markets Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$948
Expenses:
Administrative, mortality and expense risk charges	193,154	20,202	72,507	8,449

Net investment income (loss)	(193,154)	(20,202)	(72,507)	(7,501)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,247,029	332,535	856,745	1,038,876
Cost of investments sold	6,885,854	552,377	855,580	806,574

Net realized capital gains (losses) on investments	(4,638,825)	(219,842)	1,165	232,302
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(24,314,952)	(771,374)	(642,597)	(44,431)
End of period	(14,046,004)	(103,166)	1,473,336	—

Net change in unrealized appreciation/depreciation of investments	10,268,948	668,208	2,115,933	44,431

Net realized and unrealized capital gains (losses) on investments	5,630,123	448,366	2,117,098	276,733

Increase (decrease) in net assets from operations	$5,436,969	$428,164	$2,044,591	$269,232

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2003

	Japan Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$37	$—
Expenses:
Administrative, mortality and expense risk charges	2,041	88,880

Net investment income (loss)	(2,004)	(88,880)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	309,578	840,756
Cost of investments sold	257,298	1,133,538

Net realized capital gains (losses) on investments	52,280	(292,782)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(20,267)	(4,085,882)
End of period	—	(2,028,980)

Net change in unrealized appreciation/depreciation of investments	20,267	2,056,902

Net realized and unrealized capital gains (losses) on investments	72,547	1,764,120

Increase (decrease) in net assets from operations	$70,543	$1,675,240

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Money Market Subaccount		Special Value Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(129,635)	$24,359	$(40,105)	$(114,753)
Net realized capital gains (losses) on investments	—	—	(244,124)	(480,041)
Net change in unrealized appreciation/ depreciation of investments	—	—	2,746,443	(1,415,853)

Increase (decrease) in net assets from operations	(129,635)	24,359	2,462,214	(2,010,647)
Contract transactions
Net contract purchase payments	555,516	1,896,973	192,562	90,398
Transfer payments from (to) other subaccounts or general account	(2,412,446)	(954,168)	11,842	(805,148)
Contract terminations, withdrawals, and other deductions	(7,695,977)	(11,680,782)	(968,643)	(1,187,263)
Contract maintenance charges	(5,040)	(6,738)	(2,669)	(2,914)

Increase (decrease) in net assets from contract transactions	(9,557,947)	(10,744,715)	(766,908)	(1,904,927)

Net increase (decrease) in net assets	(9,687,582)	(10,720,356)	1,695,306	(3,915,574)
Net assets:
Beginning of the period	26,440,518	37,160,874	8,904,494	12,820,068

End of the period	$16,752,936	$26,440,518	$10,599,800	$8,904,494

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Zero Coupon 2000 Subaccount		Quality Bond Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$—	$—	$848,362	$1,127,331
Net realized capital gains (losses) on investments	—	—	936,351	(88,125)
Net change in unrealized appreciation/ depreciation of investments	—	116	(609,199)	871,952

Increase (decrease) in net assets from operations	—	116	1,175,514	1,911,158
Contract transactions
Net contract purchase payments	—	—	506,440	2,261,336
Transfer payments from (to) other subaccounts or general account	—	(116)	1,220,826	5,863,312
Contract terminations, withdrawals, and other deductions	—	—	(4,396,911)	(3,688,451)
Contract maintenance charges	—	—	(8,009)	(6,566)

Increase (decrease) in net assets from contract transactions	—	(116)	(2,677,654)	4,429,631

Net increase (decrease) in net assets	—	—	(1,502,140)	6,340,789
Net assets:
Beginning of the period	—	—	34,243,967	27,903,178

End of the period	$—	$—	$32,741,827	$34,243,967

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Developing Leaders Subaccount		Appreciation Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(560,276)	$(675,471)	$(7,166)	$(263,151)
Net realized capital gains (losses) on investments	(5,622,752)	(7,641,662)	(578,374)	(262,743)
Net change in unrealized appreciation/ depreciation of investments	16,982,253	(2,886,155)	11,069,889	(13,369,769)

Increase (decrease) in net assets from operations	10,799,225	(11,203,288)	10,484,349	(13,895,663)
Contract transactions
Net contract purchase payments	185,710	476,126	1,248,173	1,368,904
Transfer payments from (to) other subaccounts or general account	(507,861)	(2,067,577)	958,579	(2,528,324)
Contract terminations, withdrawals, and other deductions	(5,296,590)	(5,646,825)	(6,631,101)	(7,449,710)
Contract maintenance charges	(17,085)	(19,322)	(21,282)	(23,794)

Increase (decrease) in net assets from contract transactions	(5,635,826)	(7,257,598)	(4,445,631)	(8,632,924)

Net increase (decrease) in net assets	5,163,399	(18,460,886)	6,038,718	(22,528,587)
Net assets:
Beginning of the period	40,421,049	58,881,935	57,719,128	80,247,715

End of the period	$45,584,448	$40,421,049	$63,757,846	$57,719,128

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Growth and Income Subaccount		International Equity Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(168,422)	$(315,764)	$151,767	$80,303
Net realized capital gains (losses) on investments	(1,802,464)	(1,894,285)	(689,598)	(704,240)
Net change in unrealized appreciation/depreciation of investments	8,321,309	(10,256,528)	2,192,084	(402,579)

Increase (decrease) in net assets from operations	6,350,423	(12,466,577)	1,654,253	(1,026,516)
Contract transactions
Net contract purchase payments	285,009	256,724	79,328	70,020
Transfer payments from (to) other subaccounts or general account	(1,291,977)	(3,644,883)	17,769	(381,256)
Contract terminations, withdrawals, and other deductions	(4,361,357)	(4,410,744)	(737,344)	(511,079)
Contract maintenance charges	(13,985)	(16,584)	(2,362)	(2,570)

Increase (decrease) in net assets from contract transactions	(5,382,310)	(7,815,487)	(642,609)	(824,885)

Net increase (decrease) in net assets	968,113	(20,282,064)	1,011,644	(1,851,401)
Net assets:
Beginning of the period	29,751,540	50,033,604	4,581,005	6,432,406

End of the period	$30,719,653	$29,751,540	$5,592,649	$4,581,005

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	International Value Subaccount		Disciplined Stock Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(5,639)	$(13,502)	$(165,461)	$(277,491)
Net realized capital gains (losses) on investments	(246,482)	(386,011)	(1,334,045)	(1,471,859)
Net change in unrealized appreciation/depreciation of investments	1,238,879	(89,770)	7,224,958	(8,397,433)

Increase (decrease) in net assets from operations	986,758	(489,283)	5,725,452	(10,146,783)
Contract transactions
Net contract purchase payments	112,742	188,937	207,891	398,148
Transfer payments from (to) other subaccounts or general account	87,655	590,091	(1,579,470)	(3,034,745)
Contract terminations, withdrawals, and other deductions	(386,342)	(278,165)	(2,194,856)	(2,487,931)
Contract maintenance charges	(1,162)	(1,099)	(10,220)	(11,799)

Increase (decrease) in net assets from contract transactions	(187,107)	499,764	(3,576,655)	(5,136,327)

Net increase (decrease) in net assets	799,651	10,481	2,148,797	(15,283,110)
Net assets:
Beginning of the period	3,138,618	3,128,137	29,289,284	44,572,394

End of the period	$3,938,269	$3,138,618	$31,438,081	$29,289,284

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Small Company Stock Subaccount		Limited Term High Yield Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(52,310)	$(56,444)	$387,429	$492,033
Net realized capital gains (losses) on investments	29,082	(17,074)	(676,331)	(1,290,826)
Net change in unrealized appreciation/depreciation of investments	1,460,080	(1,063,811)	1,461,323	8,204

Increase (decrease) in net assets from operations	1,436,852	(1,137,329)	1,172,421	(790,589)
Contract transactions
Net contract purchase payments	38,496	80,734	222,227	254,116
Transfer payments from (to) other subaccounts or general account	(38,780)	(453,211)	534,525	(461,784)
Contract terminations, withdrawals, and other deductions	(450,942)	(357,123)	(718,757)	(489,893)
Contract maintenance charges	(2,039)	(2,193)	(1,755)	(1,809)

Increase (decrease) in net assets from contract transactions	(453,265)	(731,793)	36,240	(699,370)

Net increase (decrease) in net assets	983,587	(1,869,122)	1,208,661	(1,489,959)
Net assets:
Beginning of the period	3,811,272	5,680,394	4,108,547	5,598,506

End of the period	$4,794,859	$3,811,272	$5,317,208	$4,108,547

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Balanced Subaccount		Dreyfus Stock Index Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$51,790	$30,278	$25,400	$(40,926)
Net realized capital gains (losses) on investments	(703,695)	(1,354,728)	(1,411,987)	(2,009,661)
Net change in unrealized appreciation/depreciation of investments	2,852,582	(1,933,801)	11,763,489	(12,023,857)

Increase (decrease) in net assets from operations	2,200,677	(3,258,251)	10,376,902	(14,074,444)
Contract transactions
Net contract purchase payments	46,039	346,000	359,683	1,941,987
Transfer payments from (to) other subaccounts or general account	(265,370)	(1,316,273)	872,613	(1,985,564)
Contract terminations, withdrawals, and other deductions	(1,124,581)	(1,691,817)	(4,105,731)	(5,835,743)
Contract maintenance charges	(5,182)	(5,988)	(16,229)	(18,232)

Increase (decrease) in net assets from contract transactions	(1,349,094)	(2,668,078)	(2,889,664)	(5,897,552)

Net increase (decrease) in net assets	851,583	(5,926,329)	7,487,238	(19,971,996)
Net assets:
Beginning of the period	14,265,795	20,192,124	41,343,408	61,315,404

End of the period	$15,117,378	$14,265,795	$48,830,646	$41,343,408

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	The Dreyfus Socially Responsible Growth Subaccount		Core Bond Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(160,872)	$(208,372)	$443,262	$524,574
Net realized capital gains (losses) on investments	(1,211,304)	(2,154,409)	301,840	(129,046)
Net change in unrealized appreciation/depreciation of investments	4,099,153	(3,968,893)	179,368	380,341

Increase (decrease) in net assets from operations	2,726,977	(6,331,674)	924,470	775,869
Contract transactions
Net contract purchase payments	91,331	109,632	642,797	1,157,924
Transfer payments from (to) other subaccounts or general account	(934,545)	(2,058,449)	118,830	4,736,185
Contract terminations, withdrawals, and other deductions	(889,033)	(1,736,090)	(1,559,993)	(1,521,341)
Contract maintenance charges	(6,735)	(8,162)	(2,255)	(1,840)

Increase (decrease) in net assets from contract transactions	(1,738,982)	(3,693,069)	(800,621)	4,370,928

Net increase (decrease) in net assets	987,995	(10,024,743)	123,849	5,146,797
Net assets:
Beginning of the period	12,490,868	22,515,611	16,230,779	11,083,982

End of the period	$13,478,863	$12,490,868	$16,354,628	$16,230,779

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Core Value Subaccount		MidCap Stock Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(43,421)	$(45,570)	$(84,055)	$(86,698)
Net realized capital gains (losses) on investments	(312,235)	(353,325)	(130,070)	(263,142)
Net change in unrealized appreciation/depreciation of investments	2,216,384	(1,894,425)	2,183,790	(864,094)

Increase (decrease) in net assets from operations	1,860,728	(2,293,320)	1,969,665	(1,213,934)
Contract transactions
Net contract purchase payments	124,258	846,252	129,695	321,670
Transfer payments from (to) other subaccounts or general account	375,232	2,024,070	634,305	1,365,008
Contract terminations, withdrawals, and other deductions	(1,040,180)	(705,119)	(621,546)	(673,643)
Contract maintenance charges	(1,764)	(1,969)	(2,674)	(2,635)

Increase (decrease) in net assets from contract transactions	(542,454)	2,163,234	139,780	1,010,400

Net increase (decrease) in net assets	1,318,274	(130,086)	2,109,445	(203,534)
Net assets:
Beginning of the period	7,286,295	7,416,381	7,058,302	7,261,836

End of the period	$8,604,569	$7,286,295	$9,167,747	$7,058,302

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Founders Growth Subaccount		Founders Passport Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(35,472)	$(45,320)	$(24,234)	$(33,795)
Net realized capital gains (losses) on investments	(489,352)	(1,033,644)	(1,767,958)	(956,634)
Net change in unrealized appreciation/ depreciation of investments	1,170,432	(157,162)	3,127,122	483,071

Increase (decrease) in net assets from operations	645,608	(1,236,126)	1,334,930	(507,358)
Contract transactions
Net contract purchase payments	76,111	66,709	4,361	28,646
Transfer payments from (to) other subaccounts or general account	(55,367)	(505,464)	(3,530,621)	(389,676)
Contract terminations, withdrawals, and other deductions	(246,862)	(377,530)	(112,691)	(191,379)
Contract maintenance charges	(1,331)	(1,591)	(1,427)	(1,778)

Increase (decrease) in net assets from contract transactions	(227,449)	(817,876)	(3,640,378)	(554,187)

Net increase (decrease) in net assets	418,159	(2,054,002)	(2,305,448)	(1,061,545)
Net assets:
Beginning of the period	2,440,849	4,494,851	2,305,448	3,366,993

End of the period	$2,859,008	$2,440,849	$—	$2,305,448

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Founders International Equity Subaccount		European Equity Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(11,767)	$(16,410)	$—	$(8,023)
Net realized capital gains (losses) on investments	(196,704)	(323,922)	—	(711,593)
Net change in unrealized appreciation/ depreciation of investments	486,967	(64,929)	—	472,127

Increase (decrease) in net assets from operations	278,496	(405,261)	—	(247,489)
Contract transactions
Net contract purchase payments	17,233	47,054	—	5,500
Transfer payments from (to) other subaccounts or general account	2,076	(94,212)	—	(595,598)
Contract terminations, withdrawals, and other deductions	(70,572)	(74,324)	—	(112,741)
Contract maintenance charges	(424)	(541)	—	(208)

Increase (decrease) in net assets from contract transactions	(51,687)	(122,023)	—	(703,047)

Net increase (decrease) in net assets	226,809	(527,284)	—	(950,536)
Net assets:
Beginning of the period	911,731	1,439,015	—	950,536

End of the period	$1,138,540	$911,731	$—	$—

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Technology Growth Subaccount		Founders Discovery Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(193,154)	$(231,360)	$(20,202)	$(25,776)
Net realized capital gains (losses) on investments	(4,638,825)	(7,225,637)	(219,842)	(649,311)
Net change in unrealized appreciation/ depreciation of investments	10,268,948	(1,648,084)	668,208	(126,901)

Increase (decrease) in net assets from operations	5,436,969	(9,105,081)	428,164	(801,988)
Contract transactions
Net contract purchase payments	248,743	161,978	31,563	25,114
Transfer payments from (to) other subaccounts or general account	(3,550)	(1,664,392)	(30,096)	(424,470)
Contract terminations, withdrawals, and other deductions	(1,008,877)	(936,454)	(135,299)	(141,003)
Contract maintenance charges	(7,816)	(8,953)	(546)	(657)

Increase (decrease) in net assets from contract transactions	(771,500)	(2,447,821)	(134,378)	(541,016)

Net increase (decrease) in net assets	4,665,469	(11,552,902)	293,786	(1,343,004)
Net assets:
Beginning of the period	11,845,866	23,398,768	1,382,593	2,725,597

End of the period	$16,511,335	$11,845,866	$1,676,379	$1,382,593

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Emerging Leaders Subaccount		Emerging Markets Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(72,507)	$(60,673)	$(7,501)	$(1,019)
Net realized capital gains (losses) on investments	1,165	(118,755)	232,302	2,429
Net change in unrealized appreciation/ depreciation of investments	2,115,933	(943,666)	44,431	(51,678)

Increase (decrease) in net assets from operations	2,044,591	(1,123,094)	269,232	(50,268)
Contract transactions
Net contract purchase payments	314,317	665,696	46,865	22,773
Transfer payments from (to) other subaccounts or general account	949,452	1,038,679	(859,385)	458,197
Contract terminations, withdrawals, and other deductions	(390,953)	(240,280)	(29,105)	(43,962)
Contract maintenance charges	(1,287)	(1,180)	(140)	(178)

Increase (decrease) in net assets from contract transactions	871,529	1,462,915	(841,765)	436,830

Net increase (decrease) in net assets	2,916,120	339,821	(572,533)	386,562
Net assets:
Beginning of the period	4,250,222	3,910,401	572,533	185,971

End of the period	$7,166,342	$4,250,222	$—	$572,533

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Japan Subaccount		Transamerica Equity Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(2,004)	$(120)	$(88,880)	$(105,802)
Net realized capital gains (losses) on investments	52,280	(19,191)	(292,782)	(920,612)
Net change in unrealized appreciation/ depreciation of investments	20,267	(6,445)	2,056,902	(1,210,629)

Increase (decrease) in net assets from operations	70,543	(25,756)	1,675,240	(2,237,043)
Contract transactions
Net contract purchase payments	200	56,860	35,348	75,683
Transfer payments from (to) other subaccounts or general account	(219,439)	89,748	(146,356)	(1,213,636)
Contract terminations, withdrawals, and other deductions	(6,155)	(2,957)	(441,152)	(459,552)
Contract maintenance charges	(26)	(20)	(2,100)	(2,382)

Increase (decrease) in net assets from contract transactions	(225,420)	143,631	(554,260)	(1,599,887)

Net increase (decrease) in net assets	(154,877)	117,875	1,120,980	(3,836,930)
Net assets:
Beginning of the period	154,877	37,002	5,979,309	9,816,239

End of the period	$—	$154,877	$7,100,289	$5,979,309

See accompanying notes.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA-2LNY of Transamerica Financial Life Insurance Company (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Transamerica Life Insurance Company of New York merged into AUSA Life Insurance Company, Inc. effective April 01, 2003. The name of the merged company was changed to Transamerica Financial Life Insurance Company.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these subaccounts is available to contract owners of the Dreyfus/Transamerica Triple Advantage.

Effective January 22, 2001, new contract owners may only invest in the Service Class Subaccounts, with the exception of the Money Market Subaccount and the Transamerica Variable Insurance Fund Growth Subaccount. The Initial Class Subaccounts, other than the Money Market Subaccount and the Transamerica Variable Insurance Fund Growth Subaccount, are only available to contract owners that purchased the contract prior to January 22, 2001.

Subaccount Investment by Fund:

Dreyfus Variable Investments Fund:
Money Market Portfolio
Dreyfus Variable Investment Fund:
Special Value Portfolio
Quality Bond Portfolio
Developing Leaders Portfolio
Appreciation Portfolio
Growth and Income Portfolio
International Equity Portfolio
International Value Portfolio
Disciplined Stock Portfolio
Small Company Stock Portfolio
Limited Term High Yield Portfolio
Balanced Portfolio
Dreyfus Stock Index Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Investment Portfolios:
Core Bond Portfolio
Core Value Portfolio
MidCap Stock Portfolio
Founders Growth Portfolio
Founders International Equity Portfolio
Technology Growth Portfolio
Founders Discovery Portfolio
Emerging Leaders Portfolio
AEGON/Transamerica Series Fund, Inc.:
Transamerica Equity

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 27, 2000, the Zero Coupon 2000 Subaccount is no longer available to new contract owners.

The following subaccounts have been liquidated and are no longer available to contract owners:

Subaccount	Close Date
European Equity Subaccount	October 16, 2002
Emerging Markets Subaccount	November 11, 2003
Founders Passport Subaccount	November 11, 2003
Japan Subaccount	November 11, 2003

The following name changes were made effective during the fiscal year ended December 31, 2003:

Portfolio	Formerly
Limited Term High Yield	Limited Term High Income
Developing Leaders	Small Cap

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2003.

Realized gains or losses are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Fund are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

	Purchases	Sales
Dreyfus Variable Investments Fund:
Money Market Portfolio	$7,909,235	$17,595,684
Dreyfus Variable Investment Fund:
Special Value Portfolio
Initial	419,139	1,242,222
Service	85,406	69,337
Quality Bond Portfolio
Initial	3,398,286	5,466,728
Service	2,193,613	1,252,209
Small Cap Portfolio
Initial	916,288	7,107,175
Service	231,543	236,763
Appreciation Portfolio
Initial	1,975,684	7,796,151
Service	1,881,160	513,520
Growth and Income Portfolio
Initial	1,027,264	6,420,829
Service	175,739	332,905
International Equity Portfolio
Initial	475,998	1,064,857
Service	126,760	28,748
International Value Portfolio
Initial	408,582	689,757
Service	146,063	57,640
Disciplined Stock Portfolio
Initial	683,793	4,333,959
Service	174,101	266,207
Small Company Stock Portfolio
Initial	217,002	729,506
Service	34,890	27,959

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Limited Term High Income Portfolio
Initial	$1,086,353	$746,100
Service	243,925	160,390
Balanced Portfolio
Initial	725,276	1,860,978
Service	86,850	248,455
Dreyfus Stock Index Fund
Initial	2,072,507	5,196,314
Service	978,399	718,853
The Dreyfus Socially Responsible Growth Fund, Inc.
Initial	157,629	1,964,107
Service	59,936	153,311
Dreyfus Investment Portfolios:
Core Bond Portfolio
Initial	1,507,167	2,039,675
Service	1,298,934	816,845
Core Value Portfolio
Initial	696,558	1,117,463
Service	266,025	430,992
MidCap Stock Portfolio
Initial	925,978	944,449
Service	257,039	183,013
Founders Growth Portfolio
Initial	211,967	421,113
Service	53,659	107,440
Founders Passport Portfolio
Initial	124,682	3,682,961
Service	34,429	140,761
Founders International Equity Portfolio
Initial	105,747	161,741
Service	12,905	20,370
Technology Growth Portfolio
Initial	1,155,044	2,098,706
Service	127,336	148,323

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Founders Discovery Portfolio
Initial	$164,134	$286,455
Service	13,704	46,080
Emerging Leaders Portfolio
Initial	1,257,421	586,959
Service	398,344	269,786
Emerging Markets Portfolio
Initial	148,849	843,191
Service	40,761	195,685
Japan Portfolio
Initial	81,939	229,762
Service	215	79,816
AEGON/Transamerica Series Fund, Inc.:
Transamerica Equity	197,613	840,756

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Money Market Subaccount	Special Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Appreciation Subaccount
Units outstanding at January 1, 2002	27,550,593	791,524	1,542,497	727,354	2,356,821
Units purchased	1,405,628	5,981	123,653	15,083	43,903
Units redeemed and transferred	(9,366,038)	(139,428)	116,920	(116,331)	(336,373)

Units outstanding at December 31, 2002	19,590,183	658,077	1,783,070	626,106	2,064,351
Units purchased	590,083	43,361	164,732	3,894	405,576
Units redeemed and transferred	(7,680,108)	(47,029)	(15,842)	(28,486)	6,922

Units outstanding at December 31, 2003	12,500,159	654,409	1,931,960	601,514	2,476,849

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Disciplined Stock Subaccount	Small Company Stock Subaccount
Units outstanding at January 1, 2002	1,685,558	446,221	259,217	2,608,856	417,792
Units purchased	9,784	5,205	16,307	31,420	6,574
Units redeemed and transferred	(334,096)	(68,035)	24,910	(393,711)	(70,289)

Units outstanding at December 31, 2002	1,361,246	383,391	300,434	2,246,565	354,077
Units purchased	28,592	11,392	98,666	18,534	21,991
Units redeemed and transferred	(243,554)	(55,270)	(31,012)	(285,544)	(43,856)

Units outstanding at December 31, 2003	1,146,284	339,513	368,088	1,979,555	332,212

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Limited Term High Yield Subaccount	Balanced Subaccount	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount
Units outstanding at January 1, 2002	620,165	1,559,545	1,498,297	764,078	999,386
Units purchased	31,039	30,622	52,572	4,349	103,745
Units redeemed and transferred	(120,578)	(267,845)	(230,797)	(163,354)	287,134

Units outstanding at December 31, 2002	530,626	1,322,322	1,320,072	605,073	1,390,265
Units purchased	33,237	14,783	15,030	11,211	263,538
Units redeemed and transferred	(20,443)	(125,584)	(66,831)	(84,175)	(45,554)

Units outstanding at December 31, 2003	543,421	1,211,521	1,268,270	532,109	1,608,249

	Core Value Subaccount	MidCap Stock Subaccount	Founders Growth Subaccount	Founders Passport Subaccount	Founders International Equity Subaccount
Units outstanding at January 1, 2002	633,690	677,107	613,097	416,634	183,059
Units purchased	80,841	31,428	9,669	3,460	6,709
Units redeemed and transferred	108,509	54,385	(152,256)	(77,048)	(28,313)

Units outstanding at December 31, 2002	823,040	762,920	470,510	343,046	161,455
Units purchased	61,609	89,217	13,312	3,198	3,241
Units redeemed and transferred	(68,673)	(8,823)	(56,239)	(346,244)	(14,179)

Units outstanding at December 31, 2003	815,976	843,314	427,583	—	150,517

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	European Equity Subaccount	Technology Growth Subaccount	Founders Discovery Subaccount	Emerging Leaders Subaccount	Emerging Markets Subaccount
Units outstanding at January 1, 2002	108,162	3,203,689	454,013	298,764	25,530
Units purchased	661	29,849	4,840	54,474	3,022
Units redeemed and transferred	(108,823)	(518,254)	(109,044)	57,989	51,547

Units outstanding at December 31, 2002	—	2,715,284	349,809	411,227	80,099
Units purchased	—	44,994	6,379	105,012	6,037
Units redeemed and transferred	—	(217,587)	(40,336)	46,865	(86,136)

Units outstanding at December 31, 2003	—	2,542,691	315,852	563,104	—

	Japan Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2002	6,765	879,789
Units purchased	11,141	8,875
Units redeemed and transferred	14,159	(189,814)

Units outstanding at December 31, 2002	32,065	698,850
Units purchased	245	3,706
Units redeemed and transferred	(32,310)	(61,303)

Units outstanding at December 31, 2003	—	641,253

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Money Market
	12/31/2003	12,500,159	$0.99 to $0.99	$16,752,936	0.71%	1.30% to 1.45%	(0.56)% to (0.81)%
	12/31/2002	19,590,183	1.35 to 1.35	26,440,518	1.47	1.40	0.06 to 0.06
	12/31/2001	27,550,593	1.35 to 1.35	37,160,874	3.76	1.40	2.53 to 2.53
	Special Value
	12/31/2003	654,409	1.08 to 1.07	10,599,800	0.95	1.30 to 1.45	7.61 to 7.35
	12/31/2002	658,077	13.53 to 13.50	8,904,494	0.34	1.40	(16.45) to (16.49)
	12/31/2001	791,524	16.20 to 16.16	12,820,068	0.73	1.40	(9.25) to (6.88)
	Quality Bond
	12/31/2003	1,931,960	1.08 to 1.08	32,741,827	3.86	1.30 to 1.45	8.08 to 7.81
	12/31/2002	1,783,070	19.23 to 19.12	34,243,967	5.02	1.40	6.28 to 5.99
	12/31/2001	1,542,497	18.10 to 18.04	27,903,178	5.99	1.40	5.21 to 3.63
	Developing Leaders
	12/31/2003	601,514	0.97 to 0.97	45,584,448	0.03	1.30 to 1.45	(2.89) to (3.13)
	12/31/2002	626,106	64.57 to 64.18	40,421,049	0.04	1.40	(20.24) to (20.43)
	12/31/2001	727,354	80.96 to 80.65	58,881,935	0.43	1.40	(7.42) to (6.34)
	Appreciation
	12/31/2003	2,476,849	1.00 to 1.00	63,757,846	1.38	1.30 to 1.45	(0.12) to (0.37)
	12/31/2002	2,064,351	27.97 to 27.81	57,719,128	1.01	1.40	(17.87) to (18.04)
	12/31/2001	2,356,821	34.05 to 33.93	80,247,715	0.79	1.40	(10.57) to (10.06)
	Growth and Income
	12/31/2003	1,146,284	0.97 to 0.97	30,719,653	0.81	1.30 to 1.45	(2.62) to (2.86)
	12/31/2002	1,361,246	21.86 to 21.76	29,751,540	0.58	1.40	(26.36) to (26.49)
	12/31/2001	1,685,558	29.69 to 29.59	50,033,604	0.49	1.40	(7.15) to (8.33)
	International Equity
	12/31/2003	339,513	1.13 to 1.13	5,592,649	4.63	1.30 to 1.45	12.95 to 12.67
	12/31/2002	383,391	11.95 to 11.89	4,581,005	2.82	1.40	(17.10) to (17.36)
	12/31/2001	446,221	14.42 to 14.38	6,432,406	0.81	1.40	(30.17) to (31.08)
	International Value
	12/31/2003	368,088	1.08 to 1.08	3,938,269	1.21	1.30 to 1.45	7.80 to 7.54
	12/31/2002	300,434	10.45 to 10.46	3,138,618	0.98	1.40	(13.44) to (13.46)
	12/31/2001	259,217	12.07 to 12.09	3,128,137	0.84	1.40	(14.42) to (13.62)

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest to Highest
Disciplined Stock
	12/31/2003	1,979,555	$0.99 to $0.98	$31,438,081	0.82%	1.30% to 1.45%	(1.40)% to (1.65)%
	12/31/2002	2,246,565	13.04 to 12.99	29,289,284	0.63	1.40	(23.68) to (23.79)
	12/31/2001	2,608,856	17.09 to 17.05	44,572,394	0.39	1.40	(14.47) to (15.83)
Small Company Stock
	12/31/2003	332,212	1.09 to 1.09	4,794,859	0.12	1.30 to 1.45	9.18 to 8.91
	12/31/2002	354,077	10.77 to 10.71	3,811,272	0.22	1.40	(20.82) to (21.00)
	12/31/2001	417,792	13.60 to 13.55	5,680,394	0.07	1.40	(2.90) to 0.70
Limited Term High Yield
	12/31/2003	543,421	1.10 to 1.10	5,317,208	9.42	1.30 to 1.45	9.97 to 9.70
	12/31/2002	530,626	7.74 to 7.73	4,108,547	11.49	1.40	(14.21) to (14.33)
	12/31/2001	620,165	9.03 to 9.02	5,598,506	11.05	1.40	(4.25) to (6.09)
Balanced
	12/31/2003	1,211,521	1.02 to 1.01	15,117,378	1.75	1.30 to 1.45	1.52 to 1.27
	12/31/2002	1,322,322	10.79 to 10.75	14,265,795	1.56	1.40	(16.65) to (16.79)
	12/31/2001	1,559,545	12.95 to 12.92	20,192,124	2.00	1.40	(10.39) to (11.08)
Dreyfus Stock Index
	12/31/2003	1,268,270	1.02 to 1.02	48,830,646	1.45	1.30 to 1.45	2.32 to 2.07
	12/31/2002	1,320,072	31.34 to 31.16	41,343,408	1.30	1.40	(23.44) to (23.62)
	12/31/2001	1,498,297	40.93 to 40.80	61,315,404	1.08	1.40	(13.40) to (15.10)
The Dreyfus Socially Responsible Growth
	12/31/2003	532,109	0.94 to 0.93	13,478,863	0.10	1.30 to 1.45	(6.42) to (6.65)
	12/31/2002	605,073	20.65 to 20.52	12,490,868	0.18	1.40	(29.93) to (30.12)
	12/31/2001	764,078	29.47 to 29.37	22,515,611	0.06	1.40	(23.65) to (27.19)
Core Bond
	12/31/2003	1,608,249	1.10 to 1.09	16,354,628	4.06	1.30 to 1.45	9.61 to 9.34
	12/31/2002	1,390,265	11.67 to 11.67	16,230,779	5.00	1.40	5.23 to 5.31
	12/31/2001	999,386	11.09 to 11.09	11,083,982	5.70	1.40	3.09 to 1.93
Core Value
	12/31/2003	815,976	1.01 to 1.01	8,604,569	0.83	1.30 to 1.45	0.81 to 0.56
	12/31/2002	823,040	8.85 to 8.85	7,286,295	0.82	1.40	(24.35) to (24.37)
	12/31/2001	633,690	11.70 to 11.70	7,416,381	0.04	1.40	(3.44) to (2.38)
MidCap Stock
	12/31/2003	843,314	1.04 to 1.04	9,167,747	0.27	1.30 to 1.45	4.32 to 4.06
	12/31/2002	762,920	9.26 to 9.23	7,058,302	0.26	1.40	(13.70) to (13.85)
	12/31/2001	677,107	10.73 to 10.71	7,261,836	0.18	1.40	(4.60) to (1.09)

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest to Highest
Founders Growth
	12/31/2003	427,583	$0.98 to $0.98	$2,859,008	0.00%	1.30% to 1.45%	(2.04)% to (2.29)%
	12/31/2002	470,510	5.19 to 5.18	2,440,849	0.08	1.40	(29.24) to (29.20)
	12/31/2001	613,097	7.33 to 7.32	4,494,851	0.08	1.40	(21.14) to (23.54)
Founders International Equity
	12/31/2003	150,517	1.01 to 1.01	1,138,540	0.09	1.30 to 1.45	1.13 to 0.88
	12/31/2002	161,455	5.65 to 5.65	911,731	0.00	1.40	(28.16) to (28.22)
	12/31/2001	183,059	7.86 to 7.87	1,439,015	0.04	1.40	(30.54) to (31.43)
Technology Growth
	12/31/2003	2,542,691	1.05 to 1.05	16,511,335	0.00	1.30 to 1.45	4.81 to 4.56
	12/31/2002	2,715,284	4.36 to 4.33	11,845,866	0.00	1.40	(40.25) to (40.41)
	12/31/2001	3,203,689	7.31 to 7.27	23,398,768	0.00	1.40	(34.06) to (41.34)
Founders Discovery
	12/31/2003	315,852	0.95 to 0.95	1,676,379	0.00	1.30 to 1.45	(4.92) to (5.15)
	12/31/2002	349,809	3.95 to 3.94	1,382,593	0.00	1.40	(34.16) to (34.16)
	12/31/2001	454,013	6.01 to 5.99	2,725,597	0.00	1.40	(19.66) to (16.86)
Emerging Leaders
	12/31/2003	563,104	1.12 to 1.12	7,166,342	0.00	1.30 to 1.45	11.78 to 11.50
	12/31/2002	411,227	10.35 to 10.31	4,250,222	0.00	1.40	(20.97) to (21.15)
	12/31/2001	298,764	13.09 to 13.08	3,910,401	0.00	1.40	7.23 to 9.99
Transamerica Equity
	12/31/2003	641,253	1.09 to 1.09	7,100,289	0.00	1.30 to 1.45	9.19 to 8.92
	12/31/2002	698,850	8.56 to 8.56	5,979,309	0.00	1.40	(23.32) to (29.24)
	12/31/2001	879,789	11.16 to 11.16	9,816,239	0.00	1.40	(18.77) to (18.77)

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expenses ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series fund, and reflect deductions for all items included in the expenses ratio. The total return does not include and expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.30%	May 1, 2003
1.45%	May 2, 2003

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2003 Total Return Range
Money Market	(0.81%) to (0.56%)
Special Value	7.35% to 29.93%
Quality Bond	3.34% to 8.08%
Developing Leaders	(3.13%) to 29.87%
Appreciation	(0.37%) to 19.50%
Dreyfus Stock Index	2.07% to 26.59%
The Dreyfus Socially Responsible Growth	(6.65%) to 24.27%
Growth and Income	(2.86%) to 24.82%
International Equity	12.67% to 40.92%
International Value	7.54% to 34.47%
Disciplined Stock	(1.65%) to 21.82%
Small Company Stock	8.91% to 40.97%
Limited Term High Yield	9.70% to 28.20%
Balanced	1.27% to 16.52%
Core Value	0.56% to 26.65%
MidCap Stock	4.06% to 29.91%
Transamerica Equity	8.92% to 21.68%
Founders Growth	(2.29%) to 28.92%
Founders International Equity	0.88% to 34.05%
Technology Growth	4.56% to 48.88%
Founders Discovery	(5.15%) to 34.31%
Emerging Leaders	11.50% to 45.57%
Core Bond	5.63% to 9.61%

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2003

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit value of the subaccounts of the Mutual Fund Account for Transamerica Life's assumption of certain mortality and expenses risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.15% to 1.30%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges. An administrative expense charge is also deducted by Transamerica Life from each subaccount on a daily basis which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

The following charges are deducted from a contract holder’s account by Transamerica Life and not directly from the Separate Account. An annual certificate fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is the lesser of $30 or 2% of the certificate value. This charge may change but is guaranteed not to exceed the lesser of $60 or 2% of the certificate value. After the annuity date this charge is referred to as the Annuity Fee and is $30.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of Transamerica Life Insurance Company of New York authorizing establishment of the Mutual Fund Account. Note 1.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between Transamerica Life Insurance Company of New York, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 2.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 3.

	(4)	(a	)	Form of Contract. Note 4.

	(5)	(a	)	Form of Application. Note 10.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 5.

		(b	)	By Laws of AUSA Life Insurance Company, Inc. Note 5.

	(7)			Not Applicable.

	(8)	(a	)	Fund Participation Agreement (Dreyfus). Note 6.

		(a	)(1)	Amendment No. 1 to Fund Participation Agreement (Dreyfus). Note 6.

		(b	)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 7.

		(b	)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 8.

		(b	)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 9.

		(b	)(3)	Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Insurance and Annuity Company. Note 2.

	(9)			Opinion and Consent of Counsel. Note 12.

	(10)	(a	)	Consent of Independent Auditors. Note 12.

		(b	)	Opinion and Consent of Actuary. Note 12.

	(11)			Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 12.

(14)	Powers of Attorney. (M. Abrahms; W. Brown, Jr.; W.L. Busler; J. Byrne, Jr.; R.F. Colby; S.E. Frushtick; P.G. Kunkel; M.W. Mullin; P.P. Post; R.S. Rubinstein; C. Vargas; C.H. Verhagen; T.S. Schlossberg; B.K. Clancy; F.A. Camp; and C.D. Vermie) Note 10.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 33-55152) on December 1, 1992.
Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 15 to form N-4 Registration Statement (File No. 33-55152) on April 30, 2002.
Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.
Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 16 to form N-4 Registration Statement (File No. 33- 55152) on February 26, 2003.
Note 5.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 6.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333- 63086) filed on September 13, 2001.
Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 7509) on April 29, 1998.
Note 8.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 33- 33085) on April 27, 2001.
Note 10.	Filed with Initial Filing to form N-4 Registration Statement (File No. 333-104243) on April 2, 2003.
Note 11.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File 333-104243) on April 30, 2003.
Note 12.	Filed herewith.

Item 25.     Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Mark W. Mullin 4 Manhattanville Road Purchase, NY 10577	Director and Chairman of the Board
William L. Busler 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President
Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Secretary and Corporate Counsel

Marc Abrahms 375 Willard Avenue Newington, CT 06111	Director
William Brown, Jr. 14 Windward Avenue White Plains, NY 10605	Director
Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Treasurer
James Byrne, Jr. 130 Liberty Street, 31st Floor New York, NY 10006	Director
Robert S. Rubinstein 4 Manhattanville Road Purchase, NY 10577	Director, Vice President and Assistant Secretary
Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director
Colette Vargas 4 Manhattanville Road Purchase, NY 10057	Director and Chief Actuary
Robert F. Colby 4 Manhattanville Road Purchase, NY 10057	Director, Vice President and Assistant Secretary
Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078	Director
Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director
Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10057	Director
Frank A. Camp 4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001	Vice President and Counsel

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
1488207 Ontario Limited	Canada	100% 1490991 Ontario Limited	Financial services, marketing and distribution
1490991 Ontario Limited	Canada	100% AEGON Canada, Inc.	Holding company
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.90% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding company
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate
Almond Partners, LLC	Delaware	100% Peoples Benefit Life Insurance Company	Real estate
Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock—First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Brunswick Acceptance Company, LLC	Delaware	51% Transamerica Ventures, LLC	Provides commercial financing services to Brunswick Corporation customers
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Consumer Membership Services, Inc.	Marketing of credit card protection membership services in Canada
Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection
Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurange agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans
Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking
Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking
Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate
FGH Property Services, Inc.	Delaware	100% RCC North America LLC	Real estate
FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate
FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Rockbeach, Inc	Delaware	100% RCC North America LLC	Real estate
FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company
First FGP LLC	Delaware	100% RCC North America LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	TPA license-holder
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service
Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing
Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing
Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive
Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary
ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing
IDEX Mutual Funds	Massachusetts	100% InterSecurities, Inc.	Mutual fund
Inland Water Transportation LLC	Delaware	100% Direct Capital Partners LP	Finance barges
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company
Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance
M Credit, Inc.	Delaware	100% TCFCII	Commercial lending
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%	Insurance
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
ODBH Ltd./Harley Davidson Acceptance	U.K.	33% BWAC Twenty-One, Inc.	Holding company
Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company
Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary
Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance
Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	100% Transamerica Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% RCC North America LLC	Real estate
Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance
SpaceWise Inc.	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing
Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
T Holdings, Inc.	Delaware	100% TCFCII	Holding company
TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation
TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC III, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust
TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust
TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust
TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property
TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage
TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% Transamerica Corporate Services de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables
TFC Properties, Inc.	Delaware	100% TFC	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The RCC Group, Inc.	Delaware	100% RCC North America LLC	Real estate
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency
Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate
TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tivoli Investment, LLC	Delaware	100% Transamerica Commercial Real Estate Finance, LLC	Investments
Trans Ocean Container Corp.	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Leasing Deutschland GmbH	Germany	100% Trans Ocean Container Corp.	Intermodal leasing
Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive
Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing
Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company
Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% TLHI	Leasing
Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance
Transamerica Aviation LLC	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
Transamerica Commercial Finance Corporation,Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance
Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company
Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holdings Limited	Commercial lending
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance
Transamerica Consultora YServicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% Transamerica Commercial Finance Corporation, I	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporate Services De Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% TDF de Mexico S. de R.L. de C.V.	Holds employees
Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance
Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company
Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries
Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation; 1% Transamerica Investory Finance Corp.	Finance company
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company
Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Transamerica Financial Life Insurance Company	New York	87.40% First AUSA Life Insurance Company; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe
Transamerica Funding LP	U.K.	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing
Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.; 10% BWAC Twenty-One, Inc.	Commercial lending in Germany
Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company
Transamerica Home Loan	California	100% TFC	Consumer mortgages
Transamerica Income Shares, Inc.	Maryland	100% TOLIC	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% AEGON/Transamerica Fund Advsiors, Inc.	Mutual fund

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing
Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Investment Management, LLC	Delaware	100% Transamerica Investment Services, Inc.	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Transamerica Leasing (HK) Ltd.	Hong Kong	100% TLHI	Leasing
Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing
Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc..	Container Leasing
Transamerica Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Leasing Holdings, Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company
Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment
Transamerica Leasing Limited	U.K.	100% TLHI	Leasing
Transamerica Leasing N.V.	Belguim	100% Intermodal Equipment Inc.	Leasing
Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing
Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% T Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Public Finance, LLC	Delaware	42% Transamerica Finance Corp.; 29% Transamerica Commercial Finance Corporation, I; 29% Transamerica Commercial Finance Corporation, II	Financial Services
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company
Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing
Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing
Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holdings Limited	Leasing
Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing
Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TDFC	Provides commercial leasing
Transamerica Vendor Management and Consulting LLC	Delaware	100% TREIC Joint Venture LLC	Consulting
Transamerica Ventures LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers
TREIC Enterprises, Inc.	Delaware	100% TFC	Investments
TREIC Joint Venture LLC	Delaware	100% TREIC Enterprises, Inc.	Investments
TREIS Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100%TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.     Number of Contract Owners

As of December 31, 2003, there were 7,051 Contract owners.

Item 28.     Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

                      AFSG Securities Corporation

                      4333 Edgewood Road, N.E.

                      Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman Director and President	Thomas R. Moriarty Vice President
Frank A. Camp Secretary	Teresa L. Stolba Assistant Compliance Officer
Lisa Wachendorf Director, Vice President and Chief Compliance Officer	William G. Cummings Controller, Treasurer and Vice President
Anne M. Spaes Director and Vice President	Priscilla Hechler Assistant Vice President and Assistant Secretary
Emily Bates Assistant Treasurer	Darin D. Smith Vice President and Assistant Secretary
Clifton W. Flenniken, III Assistant Treasurer

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $1,054,706.08 and $1,928,585.21 from the Registrant for the years ending December 31, 2003 and December 31, 2002, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Item	30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item	31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item	32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Contract application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the Prospectus.

(d) Registrant hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on the 30th day of April, 2004.

SEPARATE ACCOUNT VA-2LNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Frank A. Camp

Frank A. Camp
Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Mark W. Mullin	Chairman of the Board Director	, 2004

* Robert S. Rubinstein	Vice President, Assistant Secretary, and Director	, 2004

* Brenda K. Clancy	Treasurer	, 2004

* Marc C. Abrahms	Director	, 2004

* James T. Byrne, Jr.	Director	, 2004

* Robert F. Colby	Director	, 2004

* Colette F. Vargas	Director	, 2004

* William Brown, Jr.	Director	, 2004

* William L. Busler	Director	, 2004

* Steven E. Frushtick	Director	, 2004

* Peter G. Kunkel	Director	, 2004

* Peter P. Post	Director	, 2004

* Cornelis H. Verhagen	Director	, 2004

* Craig D. Vermie	Secretary and Corporate Counsel	, 2004

/s/ Frank A. Camp *By: Frank A. Camp	Attorney -in-Fact pursuant to powers of attorney filed previously and herewith, and in his own capacity as Frank A. Camp	April 30, 2004

Registration No.

333-104243

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(9)	Opinion and Consent of Counsel

(10)(a)	Consent of Independent Auditors

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.